UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07332

Name of Fund:	BlackRock Funds III
BlackRock LifePath® ESG Index 2025 Fund
BlackRock LifePath® ESG Index 2030 Fund
BlackRock LifePath® ESG Index 2035 Fund
BlackRock LifePath® ESG Index 2040 Fund
BlackRock LifePath® ESG Index 2045 Fund
BlackRock LifePath® ESG Index 2050 Fund
BlackRock LifePath® ESG Index 2055 Fund
BlackRock LifePath® ESG Index 2060 Fund
BlackRock LifePath® ESG Index 2065 Fund
BlackRock LifePath® ESG Index Retirement Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 55 East
52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2022

Date of reporting period: 04/30/2022

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

BlackRock Funds III

•	BlackRock LifePath® ESG Index Retirement Fund
•	BlackRock LifePath® ESG Index 2025 Fund
•	BlackRock LifePath® ESG Index 2030 Fund
•	BlackRock LifePath® ESG Index 2035 Fund
•	BlackRock LifePath® ESG Index 2040 Fund
•	BlackRock LifePath® ESG Index 2045 Fund
•	BlackRock LifePath® ESG Index 2050 Fund
•	BlackRock LifePath® ESG Index 2055 Fund
•	BlackRock LifePath® ESG Index 2060 Fund
•	BlackRock LifePath® ESG Index 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2022
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of April 30, 2022	LifePath ESG Index Funds

Portfolio Management Commentary

How did each Fund perform?

For the six-month period ended April 30, 2022, each of the LifePath® ESG Index Funds (as defined below) across the vintages Retirement, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, and 2065 underperformed its respective custom benchmark.

What factors influenced performance?

All asset classes detracted overall from performance over the six-month period. The iShares ESG Aware U.S. Aggregate Bond ETF and iShares ESG Aware MSCI USA ETF detracted the most from shorter-dated vintages closer to retirement, while the iShares ESG Aware MSCI USA ETF and iShares ESG Aware EAFE ETF detracted the most from longer-dated vintages further from retirement.

Describe recent portfolio activity.

Each LifePath® ESG Index Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath® ESG Index Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath® ESG Index Funds were rebalanced in accordance with their updated strategic allocations. Daily cash flows were allocated to the underlying funds and instruments as appropriate.

Describe portfolio positioning at period end.

At period end, each of the LifePath® ESG Index Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Glide Path Evolution

The BlackRock LifePath® ESG Index Retirement Fund along with the BlackRock LifePath® ESG Index Funds with target dates of 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 are referred to collectively as the “LifePath® ESG Index Funds”.

Under normal circumstances, the asset allocation of each LifePath ESG Index Fund will change over time according to a predetermined “glide path” as each LifePath ESG Index Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath ESG Index Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath ESG Index Fund, which may be a primary source of income after retirement. As each LifePath ESG Index Fund approaches its target date, its asset allocation will shift so that each LifePath ESG Index Fund invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath ESG Index Fund, and determine whether any changes are required to enable each LifePath ESG Index Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath ESG Index Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath ESG Index Fund, reallocations of each LifePath ESG Index Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath ESG Index Fund or achieve its investment objective.

4	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	BlackRock LifePath® ESG Index Retirement Fund

Investment Objective

BlackRock LifePath® ESG Index Retirement Fund’s (“LifePath ESG Index Retirement Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index Retirement Fund will be broadly diversified across global asset classes.

The LifePath ESG Index Retirement Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index(b)	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	51.9%	8.0%	2.2%	0.2%	11.4%	1.4%	0.7%	0.5%	19.3%	4.4%
05/01/21 to 04/30/22	52.1	8.0	2.2	0.7	10.8	1.5	0.7	0.5	18.8	4.7

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception (c)
Institutional	(10.25)%	(6.80)%	0.85%
Investor A	(10.44)	(7.03)	0.56
Class K	(10.22)	(6.75)	0.90
LifePath® ESG Retirement Fund Custom Benchmark(d)	(9.96)	(6.42)	1.22
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(9.42)	(8.46)	(6.26)
Bloomberg U.S. TIPS Index (Series-L)	(3.85)	0.75	1.63
FTSE EPRA Nareit Developed Index	(5.63)	1.68	15.17
MSCI Canada Custom Capped Index	(3.36)	6.97	19.22
MSCI EAFE Extended ESG Focus Index	(12.16)	(8.15)	6.57
MSCI EAFE Small Cap Index	(16.06)	(13.71)	6.21
MSCI EM Extended ESG Focus Index	(15.25)	(18.51)	0.56
MSCI EM Small Cap Index	(8.09)	(5.48)	17.79
MSCI USA Extended ESG Focus Index	(12.10)	(2.36)	12.67
MSCI USA Small Cap Extended ESG Focus Index	(14.31)	(12.00)	16.73

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index Retirement Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(d)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index Retirement Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2022 (continued)	BlackRock LifePath® ESG Index Retirement Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets
Fixed-Income Funds	60%
Equity Funds	40
Money Market Funds	25
Liabilities in Excess of Other Assets	(25)

(a)	Excludes short-term securities.

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	52%
BlackRock Cash Funds: Institutional, SL Agency Shares	24
iShares ESG Aware MSCI USA ETF	19
iShares Trust iShares ESG Aware MSCI EAFE ETF	11
iShares TIPS Bond ETF	8
iShares ESG Aware MSCI USA Small-Cap ETF	5
iShares Developed Real Estate Index Fund, Class K	2
iShares MSCI EAFE Small-Cap ETF	1
iShares MSCI Canada ETF	1
iShares Inc iShares ESG Aware MSCI EM ETF	1

6	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	BlackRock LifePath® ESG Index 2025 Fund

Investment Objective

BlackRock LifePath® ESG Index 2025 Fund’s (“LifePath ESG Index 2025 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2025 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index(b)	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	42.0%	7.4%	2.3%	1.0%	13.5%	1.9%	2.1%	0.7%	23.9%	5.2%
05/01/21 to 04/30/22	44.6	7.5	2.1	1.1	12.5	1.9	1.7	0.7	22.9	5.0

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception (c)
Institutional	(10.59)%	(6.69)%	2.57%
Investor A	(10.71)	(6.91)	2.33
Class K	(10.57)	(6.64)	2.62
LifePath® ESG Index 2025 Fund Custom Benchmark(d)	(10.19)	(6.23)	3.05
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(9.42)	(8.46)	(6.26)
Bloomberg U.S. TIPS Index (Series-L)	(3.85)	0.75	1.63
FTSE EPRA Nareit Developed Index	(5.63)	1.68	15.17
MSCI Canada Custom Capped Index	(3.36)	6.97	19.22
MSCI EAFE Extended ESG Focus Index	(12.16)	(8.15)	6.57
MSCI EAFE Small Cap Index	(16.06)	(13.71)	6.21
MSCI EM Extended ESG Focus Index	(15.25)	(18.51)	0.56
MSCI EM Small Cap Index	(8.09)	(5.48)	17.79
MSCI USA Extended ESG Focus Index	(12.10)	(2.36)	12.67
MSCI USA Small Cap Extended ESG Focus Index	(14.31)	(12.00)	16.73

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2025 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(d)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2025 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2022 (continued)	BlackRock LifePath® ESG Index 2025 Fund

PORTFOLIO ALLOCATION
Asset Type	Percent of Net Assets
Fixed-Income Funds	53%
Equity Funds	47
Money Market Funds	31
Liabilities in Excess of Other Assets	(31)

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	45%
BlackRock Cash Funds: Institutional, SL Agency Shares	31
iShares ESG Aware MSCI USA ETF	22
iShares Trust iShares ESG Aware MSCI EAFE ETF	12
iShares TIPS Bond ETF	8
iShares ESG Aware MSCI USA Small-Cap ETF	5
iShares Developed Real Estate Index Fund, Class K	2
iShares MSCI EAFE Small-Cap ETF	2
iShares Inc iShares ESG Aware MSCI EM ETF	2
iShares MSCI Canada ETF	1

(a)	Excludes short-term securities.

8	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	BlackRock LifePath® ESG Index 2030 Fund

Investment Objective

BlackRock LifePath® ESG Index 2030 Fund’s (“LifePath ESG Index 2030 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2030 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index(b)	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	30.9%	6.4%	2.9%	1.9%	16.8%	2.5%	2.6%	0.8%	29.4%	5.8%
05/01/21 to 04/30/22	33.0	6.6	2.8	1.6	15.7	2.4	2.4	0.9	29.1	5.5

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception (c)
Institutional	(11.06)%	(6.53)%	4.50%
Investor A	(11.15)	(6.74)	4.26
Class K	(11.02)	(6.46)	4.56
LifePath® ESG Index 2030 Fund Custom Benchmark(d)	(10.53)	(5.91)	5.09
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(9.42)	(8.46)	(6.26)
Bloomberg U.S. TIPS Index (Series-L)	(3.85)	0.75	1.63
FTSE EPRA Nareit Developed Index	(5.63)	1.68	15.17
MSCI Canada Custom Capped Index	(3.36)	6.97	19.22
MSCI EAFE Extended ESG Focus Index	(12.16)	(8.15)	6.57
MSCI EAFE Small Cap Index	(16.06)	(13.71)	6.21
MSCI EM Extended ESG Focus Index	(15.25)	(18.51)	0.56
MSCI EM Small Cap Index	(8.09)	(5.48)	17.79
MSCI USA Extended ESG Focus Index	(12.10)	(2.36)	12.67
MSCI USA Small Cap Extended ESG Focus Index	(14.31)	(12.00)	16.73

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2030 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(d)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2030 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	9

Fund Summary as of April 30, 2022 (continued)	BlackRock LifePath® ESG Index 2030 Fund

PORTFOLIO ALLOCATION
Asset Type	Percent of Net Assets
Equity Funds	60%
Fixed-Income Funds	40
Money Market Funds	40
Liabilities in Excess of Other Assets	(40)

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
BlackRock Cash Funds: Institutional, SL Agency Shares	39%
iShares ESG Aware U.S. Aggregate Bond ETF	34
iShares ESG Aware MSCI USA ETF	29
iShares Trust iShares ESG Aware MSCI EAFE ETF	15
iShares TIPS Bond ETF	7
iShares ESG Aware MSCI USA Small-Cap ETF	5
iShares Developed Real Estate Index Fund, Class K	3
iShares MSCI EAFE Small-Cap ETF	2
iShares Inc iShares ESG Aware MSCI EM ETF	2
iShares MSCI Canada ETF	2

(a)	Excludes short-term securities.

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	BlackRock LifePath® ESG Index 2035 Fund

Investment Objective

BlackRock LifePath® ESG Index 2035 Fund’s (“LifePath ESG Index 2035 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2035 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index(b)	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	20.7%	5.1%	3.5%	2.8%	20.2%	3.0%	3.0%	1.0%	34.7%	6.0%
05/01/21 to 04/30/22	22.8	5.3	3.4	2.2	18.9	2.9	2.9	1.1	35.0	5.5

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception (c)
Institutional	(11.30)%	(5.98)%	6.61%
Investor A	(11.39)	(6.20)	6.39
Class K	(11.28)	(6.02)	6.66
LifePath® ESG Index 2035 Fund Custom Benchmark(d)	(10.86)	(5.61)	7.01
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(9.42)	(8.46)	(6.26)
Bloomberg U.S. TIPS Index (Series-L)	(3.85)	0.75	1.63
FTSE EPRA Nareit Developed Index	(5.63)	1.68	15.17
MSCI Canada Custom Capped Index	(3.36)	6.97	19.22
MSCI EAFE Extended ESG Focus Index	(12.16)	(8.15)	6.57
MSCI EAFE Small Cap Index	(16.06)	(13.71)	6.21
MSCI EM Extended ESG Focus Index	(15.25)	(18.51)	0.56
MSCI EM Small Cap Index	(8.09)	(5.48)	17.79
MSCI USA Extended ESG Focus Index	(12.10)	(2.36)	12.67
MSCI USA Small Cap Extended ESG Focus Index	(14.31)	(12.00)	16.73

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2035 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(d)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2035 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	11

Fund Summary as of April 30, 2022 (continued)	BlackRock LifePath® ESG Index 2035 Fund

PORTFOLIO ALLOCATION
Asset Type	Percent of Net Assets
Equity Funds	71%
Money Market Funds	45
Fixed-Income Funds	29
Liabilities in Excess of Other Assets	(45)

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
BlackRock Cash Funds: Institutional, SL Agency Shares	45%
iShares ESG Aware MSCI USA ETF	35
iShares ESG Aware U.S. Aggregate Bond ETF	23
iShares Trust iShares ESG Aware MSCI EAFE ETF	19
iShares ESG Aware MSCI USA Small-Cap ETF	5
iShares TIPS Bond ETF	5
iShares Developed Real Estate Index Fund, Class K	4
iShares MSCI EAFE Small-Cap ETF	3
iShares Inc iShares ESG Aware MSCI EM ETF	3
iShares MSCI Canada ETF	2

(a)	Excludes short-term securities.

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	BlackRock LifePath® ESG Index 2040 Fund

Investment Objective

BlackRock LifePath® ESG Index 2040 Fund’s (“LifePath ESG Index 2040 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2040 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index(b)	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	11.7%	3.4%	4.1%	3.8%	23.3%	3.5%	3.3%	1.2%	39.5%	6.2%
05/01/21 to 04/30/22	13.5	3.8	4.0	2.8	21.9	3.4	3.4	1.2	40.5	5.5

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception (c)
Institutional	(11.64)%	(5.78)%	8.34%
Investor A	(11.74)	(6.02)	8.09
Class K	(11.62)	(5.75)	8.37
LifePath® ESG Index 2040 Fund Custom Benchmark(d)	(11.20)	(5.39)	8.73
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(9.42)	(8.46)	(6.26)
Bloomberg U.S. TIPS Index (Series-L)	(3.85)	0.75	1.63
FTSE EPRA Nareit Developed Index	(5.63)	1.68	15.17
MSCI Canada Custom Capped Index	(3.36)	6.97	19.22
MSCI EAFE Extended ESG Focus Index	(12.16)	(8.15)	6.57
MSCI EAFE Small Cap Index	(16.06)	(13.71)	6.21
MSCI EM Extended ESG Focus Index	(15.25)	(18.51)	0.56
MSCI EM Small Cap Index	(8.09)	(5.48)	17.79
MSCI USA Extended ESG Focus Index	(12.10)	(2.36)	12.67
MSCI USA Small Cap Extended ESG Focus Index	(14.31)	(12.00)	16.73

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2040 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(d)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2040 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	13

Fund Summary as of April 30, 2022 (continued)	BlackRock LifePath® ESG Index 2040 Fund

PORTFOLIO ALLOCATION
Asset Type	Percent of Net Assets
Equity Funds	82%
Money Market Funds	46
Fixed-Income Funds	18
Liabilities in Excess of Other Assets	(46)

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
BlackRock Cash Funds: Institutional, SL Agency Shares	46%
iShares ESG Aware MSCI USA ETF	41
iShares Trust iShares ESG Aware MSCI EAFE ETF	22
iShares ESG Aware U.S. Aggregate Bond ETF	14
iShares ESG Aware MSCI USA Small-Cap ETF	5
iShares Developed Real Estate Index Fund, Class K	4
iShares TIPS Bond ETF	4
iShares MSCI EAFE Small-Cap ETF	3
iShares Inc iShares ESG Aware MSCI EM ETF	3
iShares MSCI Canada ETF	3

(a)	Excludes short-term securities.

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	BlackRock LifePath® ESG Index 2045 Fund

Investment Objective

BlackRock LifePath® ESG Index 2045 Fund’s (“LifePath ESG Index 2045 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2045 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index(b)	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	4.8%	1.8%	4.5%	4.5%	25.8%	3.9%	3.6%	1.3%	43.5%	6.3%
05/01/21 to 04/30/22	5.9	2.1	4.4	3.3	24.4	3.9	3.8	1.4	45.3	5.5

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception (c)
Institutional	(12.00)%	(5.64)%	9.72%
Investor A	(12.17)	(5.91)	9.41
Class K	(11.98)	(5.59)	9.78
LifePath® ESG Index 2045 Fund Custom Benchmark(d)	(11.52)	(5.26)	10.07
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(9.42)	(8.46)	(6.26)
Bloomberg U.S. TIPS Index (Series-L)	(3.85)	0.75	1.63
FTSE EPRA Nareit Developed Index	(5.63)	1.68	15.17
MSCI Canada Custom Capped Index	(3.36)	6.97	19.22
MSCI EAFE Extended ESG Focus Index	(12.16)	(8.15)	6.57
MSCI EAFE Small Cap Index	(16.06)	(13.71)	6.21
MSCI EM Extended ESG Focus Index	(15.25)	(18.51)	0.56
MSCI EM Small Cap Index	(8.09)	(5.48)	17.79
MSCI USA Extended ESG Focus Index	(12.10)	(2.36)	12.67
MSCI USA Small Cap Extended ESG Focus Index	(14.31)	(12.00)	16.73

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2045 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(d)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2045 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	15

Fund Summary as of April 30, 2022 (continued)	BlackRock LifePath® ESG Index 2045 Fund

PORTFOLIO ALLOCATION
Asset Type	Percent of Net Assets
Equity Funds	92%
Money Market Funds	43
Fixed-Income Funds	8
Liabilities in Excess of Other Assets	(43)

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	46%
BlackRock Cash Funds: Institutional, SL Agency Shares	43
iShares Trust iShares ESG Aware MSCI EAFE ETF	24
iShares ESG Aware U.S. Aggregate Bond ETF	6
iShares ESG Aware MSCI USA Small-Cap ETF	5
iShares Developed Real Estate Index Fund, Class K	4
iShares MSCI EAFE Small-Cap ETF	4
iShares Inc iShares ESG Aware MSCI EM ETF	4
iShares MSCI Canada ETF	3
iShares TIPS Bond ETF	2

(a)	Excludes short-term securities.

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	BlackRock LifePath® ESG Index 2050 Fund

Investment Objective

BlackRock LifePath® ESG Index 2050 Fund’s (“LifePath ESG Index 2050 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2050 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index(b)	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	1.4%	0.5%	4.7%	5.0%	27.1%	4.2%	3.7%	1.4%	45.6%	6.4%
05/01/21 to 04/30/22	1.8	0.7	4.7	3.6	25.9	4.1	4.0	1.5	48.1	5.6

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception (c)
Institutional	(12.22)%	(5.66)%	10.34%
Investor A	(12.31)	(5.94)	10.07
Class K	(12.19)	(5.61)	10.39
LifePath® ESG Index 2050 Fund Custom Benchmark(d)	(11.73)	(5.24)	10.74
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(9.42)	(8.46)	(6.26)
Bloomberg U.S. TIPS Index (Series-L)	(3.85)	0.75	1.63
FTSE EPRA Nareit Developed Index	(5.63)	1.68	15.17
MSCI Canada Custom Capped Index	(3.36)	6.97	19.22
MSCI EAFE Extended ESG Focus Index	(12.16)	(8.15)	6.57
MSCI EAFE Small Cap Index	(16.06)	(13.71)	6.21
MSCI EM Extended ESG Focus Index	(15.25)	(18.51)	0.56
MSCI EM Small Cap Index	(8.09)	(5.48)	17.79
MSCI USA Extended ESG Focus Index	(12.10)	(2.36)	12.67
MSCI USA Small Cap Extended ESG Focus Index	(14.31)	(12.00)	16.73

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2050 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(d)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2050 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	17

Fund Summary as of April 30, 2022 (continued)	BlackRock LifePath® ESG Index 2050 Fund

PORTFOLIO ALLOCATION
Asset Type	Percent of Net Assets
Equity Funds	98%
Money Market Funds	10
Fixed-Income Funds	3
Liabilities in Excess of Other Assets	(11)

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	49%
iShares Trust iShares ESG Aware MSCI EAFE ETF	26
BlackRock Cash Funds: Institutional, SL Agency Shares	10
iShares ESG Aware MSCI USA Small-Cap ETF	5
iShares Developed Real Estate Index Fund, Class K	5
iShares MSCI EAFE Small-Cap ETF	4
iShares Inc iShares ESG Aware MSCI EM ETF	4
iShares MSCI Canada ETF	3
iShares ESG Aware U.S. Aggregate Bond ETF	2
iShares MSCI Emerging Markets Small-Cap ETF	2

(a)	Excludes short-term securities.

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	BlackRock LifePath® ESG Index 2055 Fund

Investment Objective

BlackRock LifePath® ESG Index 2055 Fund’s (“LifePath ESG Index 2055 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2055 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index(b)	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	0.8%	0.2%	4.8%	5.1%	27.4%	4.2%	3.7%	1.4%	46.0%	6.4%
05/01/21 to 04/30/22	0.8	0.2	4.8	3.7	26.3	4.2	4.1	1.5	48.8	5.6

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception (c)
Institutional	(12.32)%	(5.70)%	10.42%
Investor A	(12.42)	(5.92)	10.18
Class K	(12.30)	(5.73)	10.47
LifePath® ESG Index 2055 Fund Custom Benchmark(d)	(11.80)	(5.25)	10.85
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(9.42)	(8.46)	(6.26)
Bloomberg U.S. TIPS Index (Series-L)	(3.85)	0.75	1.63
FTSE EPRA Nareit Developed Index	(5.63)	1.68	15.17
MSCI Canada Custom Capped Index	(3.36)	6.97	19.22
MSCI EAFE Extended ESG Focus Index	(12.16)	(8.15)	6.57
MSCI EAFE Small Cap Index	(16.06)	(13.71)	6.21
MSCI EM Extended ESG Focus Index	(15.25)	(18.51)	0.56
MSCI EM Small Cap Index	(8.09)	(5.48)	17.79
MSCI USA Extended ESG Focus Index	(12.10)	(2.36)	12.67
MSCI USA Small Cap Extended ESG Focus Index	(14.31)	(12.00)	16.73

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2055 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(d)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2055 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	19

Fund Summary as of April 30, 2022 (continued)	BlackRock LifePath® ESG Index 2055 Fund

PORTFOLIO ALLOCATION
Asset Type	Percent of Net Assets
Equity Funds	99%
Money Market Funds	16
Fixed-Income Funds	1
Liabilities in Excess of Other Assets	(16)

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	49%
iShares Trust iShares ESG Aware MSCI EAFE ETF	27
BlackRock Cash Funds: Institutional, SL Agency Shares	16
iShares ESG Aware MSCI USA Small-Cap ETF	5
iShares Developed Real Estate Index Fund, Class K	5
iShares MSCI EAFE Small-Cap ETF	4
iShares Inc iShares ESG Aware MSCI EM ETF	4
iShares MSCI Canada ETF	3
iShares MSCI Emerging Markets Small-Cap ETF	2
iShares ESG Aware U.S. Aggregate Bond ETF	1

(a)	Excludes short-term securities.

20	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	BlackRock LifePath® ESG Index 2060 Fund

Investment Objective

BlackRock LifePath® ESG Index 2060 Fund’s (“LifePath ESG Index 2060 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2060 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2060 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index(b)	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	0.9%	0.1%	4.8%	5.1%	27.4%	4.2%	3.7%	1.4%	46.0%	6.4%
05/01/21 to 04/30/22	0.9	0.1	4.8	3.7	26.3	4.2	4.1	1.5	48.8	5.6

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception(c)
Institutional	(12.36)%	(5.74)%	10.40%
Investor A	(12.47)	(6.03)	10.12
Class K	(12.34)	(5.78)	10.44
LifePath® ESG Index 2060 Fund Custom Benchmark(d)	(11.80)	(5.26)	10.84
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(9.42)	(8.46)	(6.26)
Bloomberg U.S. TIPS Index (Series-L)	(3.85)	0.75	1.63
FTSE EPRA Nareit Developed Index	(5.63)	1.68	15.17
MSCI Canada Custom Capped Index	(3.36)	6.97	19.22
MSCI EAFE Extended ESG Focus Index	(12.16)	(8.15)	6.57
MSCI EAFE Small Cap Index	(16.06)	(13.71)	6.21
MSCI EM Extended ESG Focus Index	(15.25)	(18.51)	0.56
MSCI EM Small Cap Index	(8.09)	(5.48)	17.79
MSCI USA Extended ESG Focus Index	(12.10)	(2.36)	12.67
MSCI USA Small Cap Extended ESG Focus Index	(14.31)	(12.00)	16.73

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2060 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2060.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(d)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2060 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	21

Fund Summary as of April 30, 2022 (continued)	BlackRock LifePath® ESG Index 2060 Fund

PORTFOLIO ALLOCATION
Asset Type	Percent of Net Assets
Equity Funds	99%
Money Market Funds	47
Fixed-Income Funds	1
Liabilities in Excess of Other Assets	(47)

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	49%
BlackRock Cash Funds: Institutional, SL Agency Shares	46
iShares Trust iShares ESG Aware MSCI EAFE ETF	27
iShares ESG Aware MSCI USA Small-Cap ETF	6
iShares Developed Real Estate Index Fund, Class K	5
iShares MSCI EAFE Small-Cap ETF	4
iShares Inc iShares ESG Aware MSCI EM ETF	4
iShares MSCI Canada ETF	3
iShares MSCI Emerging Markets Small-Cap ETF	1
iShares ESG Aware U.S. Aggregate Bond ETF	1

(a)	Excludes short-term securities.

22	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	BlackRock LifePath® ESG Index 2065 Fund

Investment Objective

BlackRock LifePath® ESG Index 2065 Fund’s (“LifePath ESG Index 2065 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2065 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2065 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index(b)	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	1.0%	0.0%	4.8%	5.1%	27.4%	4.2%	3.7%	1.4%	46.0%	6.4%
05/01/21 to 04/30/22	1.0	0.0	4.8	3.8	26.3	4.2	4.1	1.5	48.7	5.6

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception(c)
Institutional	(12.29)%	(5.68)%	10.45%
Investor A	(12.32)	(5.90)	10.20
Class K	(12.27)	(5.63)	10.50
LifePath® ESG Index 2065 Fund Custom Benchmark(d)	(11.81)	(5.27)	10.83
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(9.42)	(8.46)	(6.26)
Bloomberg U.S. TIPS Index (Series-L)	(3.85)	0.75	1.63
FTSE EPRA Nareit Developed Index	(5.63)	1.68	15.17
MSCI Canada Custom Capped Index	(3.36)	6.97	19.22
MSCI EAFE Extended ESG Focus Index	(12.16)	(8.15)	6.57
MSCI EAFE Small Cap Index	(16.06)	(13.71)	6.21
MSCI EM Extended ESG Focus Index	(15.25)	(18.51)	0.56
MSCI EM Small Cap Index	(8.09)	(5.48)	17.79
MSCI USA Extended ESG Focus Index	(12.10)	(2.36)	12.67
MSCI USA Small Cap Extended ESG Focus Index	(14.31)	(12.00)	16.73

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2065 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2065.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(d)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2065 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	23

Fund Summary as of April 30, 2022 (continued)	BlackRock LifePath® ESG Index 2065 Fund

PORTFOLIO ALLOCATION
Asset Type	Percent of Net Assets
Equity Funds	99%
Money Market Funds	41
Fixed-Income Funds	1
Liabilities in Excess of Other Assets	(41)

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	49%
BlackRock Cash Funds: Institutional, SL Agency Shares	40
iShares Trust iShares ESG Aware MSCI EAFE ETF	27
iShares ESG Aware MSCI USA Small-Cap ETF	6
iShares Developed Real Estate Index Fund, Class K	5
iShares MSCI EAFE Small-Cap ETF	4
iShares Inc iShares ESG Aware MSCI EM ETF	4
iShares MSCI Canada ETF	3
iShares MSCI Emerging Markets Small-Cap ETF	2
iShares ESG Aware U.S. Aggregate Bond ETF	1

(a)	Excludes short-term securities.

24	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath ESG Index Fund distributions or the redemption of LifePath ESG Index Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Fund Advisors (“BFA” or the “Manager”) and BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath ESG Index Fund’s investment adviser and administrator, respectively, have contractually and/or voluntarily agreed to waive and/or reimburse a portion of each LifePath ESG Index Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each LifePath ESG Index Fund’s performance would have been lower. With respect to each LifePath ESG Index Fund’s voluntary waiver(s), if any, the Manager and the Administrator are under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing their fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each LifePath ESG Index Fund’s contractual waiver(s), if any, the Manager and the Administrator are under no obligation to continue waiving and/or reimbursing their fees after the applicable termination date of such agreement. See Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath ESG Index Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath ESG Index Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath ESG Index Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Index ESG Funds’ changing asset allocations over time. As of April 30, 2022, the following indexes are used to calculate the LifePath ESG Index Funds’ custom benchmarks: Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index.

The Bloomberg MSCI U.S. Aggregate ESG Focus Index is an optimized fixed-income index designed to reflect the performance of U.S. dollar-denominated, investment-grade bonds from issuers generally evaluated for favorable ESG practices, while exhibiting risk and return characteristics similar to those of the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. TIPS Index (Series-L) is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury. The FTSE EPRA Nareit Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI Canada Custom Capped Index is an index that is designed to measure the performance of the large and mid-cap segments of the Canadian market. The MSCI Canada Custom Capped Index uses a variation of MSCI 25/50 Indexes methodology. The MSCI EAFE Extended ESG Focus Index is an index based on the MSCI EAFE Index, its parent index, which includes securities across Developed Markets (DM) countries* around the world, excluding the US and Canada. The Index is designed to maximize exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the MSCI EAFE Index. The MSCI EAFE Small Cap Index is an equity index which captures small cap representation across Developed Markets countries around the world, excluding the US and Canada. The index covers approximately 14% of the free float-adjusted market capitalization in each country. The MSCI EM Extended ESG Focus Index is an index based on the MSCI Emerging Markets Index, its parent index, which includes securities across Emerging Markets (EM) countries. The index is designed to maximize exposure to positive ESG factors while exhibiting risk and return characteristics similar to those of the MSCI Emerging Markets Index. The MSCI EM Small Cap Index is an equity index which includes small cap representation across Emerging Markets countries. The index covers approximately 14% of the free float-adjusted market capitalization in each country. The MSCI USA Extended ESG Focus Index is an optimized equity index designed to reflect the equity performance of U.S. companies that have favorable ESG characteristics, while exhibiting risk and return characteristics similar to those of the MSCI USA Index. The MSCI USA Small Cap Extended ESG Focus Index is an index based on the MSCI USA Small Cap Index, its parent index, which includes small cap stocks across the U.S. equity markets. The Index is designed to maximize exposure to positive ESG factors while exhibiting risk and return characteristics similar to those of the MSCI USA Small Cap Index.

A B O U T F U N D P E R F O R M A N C E	25

Disclosure of Expenses

Shareholders of each LifePath ESG Index Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath ESG Index Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath ESG Index Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath ESG Index Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these LifePath ESG Index Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period (a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period (a)	Annualized Expense Ratio
LifePath ESG Index Retirement Fund
Institutional	$ 1,000.00	$ 897.50	$ 0.52	$ 1,000.00	$ 1,024.25	$ 0.55	0.11%
Investor A	1,000.00	895.60	1.74	1,000.00	1,022.96	1.86	0.37
Class K	1,000.00	897.80	0.33	1,000.00	1,024.45	0.35	0.07
LifePath ESG Index 2025 Fund
Institutional	1,000.00	894.10	0.47	1,000.00	1,024.30	0.50	0.10
Investor A	1,000.00	892.90	1.64	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	894.30	0.23	1,000.00	1,024.55	0.25	0.05
LifePath ESG Index 2030 Fund
Institutional	1,000.00	889.40	0.42	1,000.00	1,024.35	0.45	0.09
Investor A	1,000.00	888.50	1.59	1,000.00	1,023.11	1.71	0.34
Class K	1,000.00	889.80	0.19	1,000.00	1,024.60	0.20	0.04
LifePath ESG Index 2035 Fund
Institutional	1,000.00	887.00	0.37	1,000.00	1,024.40	0.40	0.08
Investor A	1,000.00	886.10	1.54	1,000.00	1,023.16	1.66	0.33
Class K	1,000.00	887.20	0.14	1,000.00	1,024.65	0.15	0.03
LifePath ESG Index 2040 Fund
Institutional	1,000.00	883.60	0.33	1,000.00	1,024.45	0.35	0.07
Investor A	1,000.00	882.60	1.49	1,000.00	1,023.21	1.61	0.32
Class K	1,000.00	883.80	0.09	1,000.00	1,024.70	0.10	0.02
LifePath ESG Index 2045 Fund
Institutional	1,000.00	880.00	0.28	1,000.00	1,024.50	0.30	0.06
Investor A	1,000.00	878.30	1.40	1,000.00	1,023.31	1.51	0.30
Class K	1,000.00	880.20	—	1,000.00	1,024.79	—	—
LifePath ESG Index 2050 Fund
Institutional	1,000.00	877.80	0.23	1,000.00	1,024.55	0.25	0.05
Investor A	1,000.00	876.90	1.40	1,000.00	1,023.31	1.51	0.30
Class K	1,000.00	878.10	—	1,000.00	1,024.79	—	—
LifePath ESG Index 2055 Fund
Institutional	1,000.00	876.80	0.23	1,000.00	1,024.55	0.25	0.05
Investor A	1,000.00	875.80	1.40	1,000.00	1,023.31	1.51	0.30
Class K	1,000.00	877.00	—	1,000.00	1,024.79	—	—
LifePath ESG Index 2060 Fund
Institutional	1,000.00	876.40	0.23	1,000.00	1,024.55	0.25	0.05
Investor A	1,000.00	875.30	1.39	1,000.00	1,023.31	1.51	0.30
Class K	1,000.00	876.60	—	1,000.00	1,024.79	—	—
LifePath ESG Index 2065 Fund
Institutional	1,000.00	877.10	0.23	1,000.00	1,024.55	0.25	0.05
Investor A	1,000.00	876.80	1.40	1,000.00	1,023.31	1.51	0.30
Class K	1,000.00	877.30	—	1,000.00	1,024.79	—	—

(a)

For each class of the LifePath ESG Index Funds, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

26	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	BlackRock LifePath® ESG Index Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 39.8%
iShares Developed Real Estate Index Fund, Class K	4,460	$48,172
iShares ESG Aware MSCI USA ETF(b)	4,183	384,878
iShares ESG Aware MSCI USA Small-Cap ETF(b)	2,771	96,209
iShares Inc iShares ESG Aware MSCI EM ETF(b)	415	14,247
iShares MSCI Canada ETF(b)	557	20,637
iShares MSCI EAFE Small-Cap ETF	482	29,740
iShares MSCI Emerging Markets Small-Cap ETF	185	10,084
iShares Trust iShares ESG Aware MSCI EAFE ETF	3,171	219,021

		822,988

Fixed-Income Funds — 60.4%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	21,836	1,081,537
iShares TIPS Bond ETF	1,397	169,135

		1,250,672

Money Market Funds — 24.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.41%(c)(d)	503,918	503,918
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.37%(c)	5,354	5,354

		509,272

Total Investments — 124.8% (Cost: $2,640,496)		2,582,932

Liabilities in Excess of Other Assets — (24.8)%		(512,682)

Net Assets — 100.0%		$2,070,250

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,019,240	$—	$(515,161	)(a)	$(159)	$(2)	$503,918	503,918	$1,201	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,145	—	(2,791	)(a)	—	—	5,354	5,354	2		—
iShares Developed Real Estate Index Fund, Class K	52,944	3,284	(4,389)		423	(4,090)	48,172	4,460	782		86
iShares ESG Aware MSCI EAFE ETF	250,459	22,115	(16,580)		(163)	(36,810)	219,021	3,171	3,517		—
iShares ESG Aware MSCI EM ETF	14,989	2,367	(320)		(21)	(2,768)	14,247	415	302		—
iShares ESG Aware MSCI USA ETF	429,294	58,834	(50,837)		6,062	(58,475)	384,878	4,183	2,601		—
iShares ESG Aware MSCI USA Small-Cap ETF	104,239	14,098	(6,510)		(5)	(15,613)	96,209	2,771	495		—
iShares ESG Aware U.S. Aggregate Bond ETF	1,159,108	112,393	(69,523)		(5,368)	(115,073)	1,081,537	21,836	6,612		—
iShares MSCI Canada ETF	5,916	16,228	(192)		8	(1,323)	20,637	557	72		—
iShares MSCI EAFE Small-Cap ETF	32,864	4,022	(660)		13	(6,499)	29,740	482	640		—
iShares MSCI Emerging Markets Small-Cap ETF	10,083	1,354	(243)		6	(1,116)	10,084	185	291		—
iShares TIPS Bond ETF	177,694	9,096	(7,101)		(249)	(10,305)	169,135	1,397	3,560		—

					$547	$(252,074)	$2,582,932		$20,075		$86

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock LifePath® ESG Index Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$822,988	$—	$—	$822,988
Fixed-Income Funds	1,250,672	—	—	1,250,672
Money Market Funds	509,272	—	—	509,272

	$2,582,932	$—	$—	$2,582,932

See notes to financial statements.

28	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	BlackRock LifePath® ESG Index 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 47.3%
iShares Developed Real Estate Index Fund, Class K	5,433	$58,680
iShares ESG Aware MSCI USA ETF(b)	6,572	604,690
iShares ESG Aware MSCI USA Small-Cap ETF	3,815	132,457
iShares Inc iShares ESG Aware MSCI EM ETF(b)	1,316	45,178
iShares MSCI Canada ETF	808	29,936
iShares MSCI EAFE Small-Cap ETF	782	48,249
iShares MSCI Emerging Markets Small-Cap ETF	319	17,389
iShares Trust iShares ESG Aware MSCI EAFE ETF(b)	4,769	329,395

		1,265,974

Fixed-Income Funds — 52.7%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	24,266	1,201,895
iShares TIPS Bond ETF	1,722	208,483

		1,410,378

Money Market Funds — 31.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.41%(c)(d)	823,156	823,156
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.37%(c)	5,313	5,313

		828,469

Total Investments — 131.0% (Cost: $3,520,730)		3,504,821

Liabilities in Excess of Other Assets — (31.0)%		(830,255)

Net Assets — 100.0%		$2,674,566

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$107,719	$715,200	(a)	$—		$156	$81	$823,156	823,156	$673	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,051	—		(1,738	)(a)	—	—	5,313	5,313	4		—
iShares Developed Real Estate Index Fund, Class K	65,264	3,706		(5,846)		759	(5,203)	58,680	5,433	962		106
iShares ESG Aware MSCI EAFE ETF	376,417	30,775		(23,058)		(485)	(54,254)	329,395	4,769	5,330		—
iShares ESG Aware MSCI EM ETF	51,333	3,850		(520)		(29)	(9,456)	45,178	1,316	1,039		—
iShares ESG Aware MSCI USA ETF	674,771	85,943		(73,978)		6,654	(88,700)	604,690	6,572	4,056		—
iShares ESG Aware MSCI USA Small-Cap ETF	150,612	14,191		(10,280)		(176)	(21,890)	132,457	3,815	695		—
iShares ESG Aware U.S. Aggregate Bond ETF	1,249,025	159,951		(74,956)		(6,512)	(125,613)	1,201,895	24,266	7,193		—
iShares MSCI Canada ETF	28,641	3,137		(269)		—	(1,573)	29,936	808	351		—
iShares MSCI EAFE Small-Cap ETF	55,968	3,677		(514)		(21)	(10,861)	48,249	782	1,074		—
iShares MSCI Emerging Markets Small-Cap ETF	18,333	1,252		(182)		(6)	(2,008)	17,389	319	532		—
iShares TIPS Bond ETF	212,949	10,309		(2,056)		(34)	(12,685)	208,483	1,722	4,271		—

						$306	$(332,162)	$3,504,821		$26,180		$106

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock LifePath® ESG Index 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,265,974	$—	$—	$1,265,974
Fixed-Income Funds	1,410,378	—	—	1,410,378
Money Market Funds	828,469	—	—	828,469

	$3,504,821	$—	$—	$3,504,821

See notes to financial statements.

30	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	BlackRock LifePath® ESG Index 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 59.7%
iShares Developed Real Estate Index Fund, Class K	8,290	$89,534
iShares ESG Aware MSCI USA ETF(b)	9,784	900,226
iShares ESG Aware MSCI USA Small-Cap ETF	4,790	166,309
iShares Inc iShares ESG Aware MSCI EM ETF(b)	2,049	70,342
iShares MSCI Canada ETF	1,323	49,017
iShares MSCI EAFE Small-Cap ETF	1,169	72,127
iShares MSCI Emerging Markets Small-Cap ETF	475	25,892
iShares Trust iShares ESG Aware MSCI EAFE ETF	6,948	479,899

		1,853,346

Fixed-Income Funds — 40.3%
iShares ESG Aware U.S. Aggregate Bond ETF	21,014	1,040,824
iShares TIPS Bond ETF(b)	1,747	211,509

		1,252,333

Money Market Funds — 39.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.41%(c)(d)	1,219,360	1,219,360
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.37%(c)	6,654	6,654

		1,226,014

Total Investments — 139.5% (Cost: $4,281,295)		4,331,693

Liabilities in Excess of Other Assets — (39.5)%		(1,227,205)

Net Assets — 100.0%		$3,104,488

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$494,118	$725,181	(a)	$—		$31	$30	$1,219,360	1,219,360	$757	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,132	—		(1,478	)(a)	—	—	6,654	6,654	5		—
iShares Developed Real Estate Index Fund, Class K	100,362	8,157		(11,779)		424	(7,630)	89,534	8,290	1,545		172
iShares ESG Aware MSCI EAFE ETF	560,660	57,984		(53,733)		(3,756)	(81,256)	479,899	6,948	8,385		—
iShares ESG Aware MSCI EM ETF	80,139	9,599		(4,202)		(522)	(14,672)	70,342	2,049	1,689		—
iShares ESG Aware MSCI USA ETF	1,001,932	137,202		(109,441)		(2,470)	(126,997)	900,226	9,784	6,192		—
iShares ESG Aware MSCI USA Small-Cap ETF	198,126	17,738		(19,594)		(1,451)	(28,510)	166,309	4,790	922		—
iShares ESG Aware U.S. Aggregate Bond ETF	1,104,419	182,345		(127,491)		(9,646)	(108,803)	1,040,824	21,014	6,518		—
iShares MSCI Canada ETF	59,554	4,539		(12,381)		2,032	(4,727)	49,017	1,323	769		—
iShares MSCI EAFE Small-Cap ETF	84,866	8,828		(4,241)		(595)	(16,731)	72,127	1,169	1,749		—
iShares MSCI Emerging Markets Small-Cap ETF	27,744	2,796		(1,422)		(133)	(3,093)	25,892	475	854		—
iShares TIPS Bond ETF	220,541	15,606		(11,336)		(223)	(13,079)	211,509	1,747	4,545		—

						$(16,309)	$(405,468)	$4,331,693		$33,930		$172

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock LifePath® ESG Index 2030 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,853,346	$—	$—	$1,853,346
Fixed-Income Funds	1,252,333	—	—	1,252,333
Money Market Funds	1,226,014	—	—	1,226,014

	$4,331,693	$—	$—	$4,331,693

See notes to financial statements.

32	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	BlackRock LifePath® ESG Index 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 71.5%
iShares Developed Real Estate Index Fund, Class K	7,367	$79,563
iShares ESG Aware MSCI USA ETF(b)	8,662	796,991
iShares ESG Aware MSCI USA Small-Cap ETF(b)	3,566	123,811
iShares Inc iShares ESG Aware MSCI EM ETF(b)	1,849	63,476
iShares MSCI Canada ETF	1,232	45,646
iShares MSCI EAFE Small-Cap ETF	1,052	64,908
iShares MSCI Emerging Markets Small-Cap ETF	404	22,022
iShares Trust iShares ESG Aware MSCI EAFE ETF	6,156	425,195

		1,621,612

Fixed-Income Funds — 28.7%
iShares ESG Aware U.S. Aggregate Bond ETF	10,651	527,544
iShares TIPS Bond ETF	1,013	122,644

		650,188

Money Market Funds — 45.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.41%(c)(d)	1,018,476	1,018,476
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.37%(c)	5,644	5,644

		1,024,120

Total Investments — 145.3% (Cost: $3,173,715)		3,295,920

Liabilities in Excess of Other Assets — (45.3)%		(1,027,002)

Net Assets — 100.0%		$2,268,918

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,041,898	$—	$(23,192	)(a)	$(257)	$27	$1,018,476	1,018,476	$1,810	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,283	—	(639	)(a)	—	—	5,644	5,644	4		—
iShares Developed Real Estate Index Fund, Class K	89,754	4,270	(8,334)		1,168	(7,295)	79,563	7,367	1,322		146
iShares ESG Aware MSCI EAFE ETF	494,361	33,702	(30,714)		810	(72,964)	425,195	6,156	7,115		—
iShares ESG Aware MSCI EM ETF	72,435	7,436	(2,697)		(338)	(13,360)	63,476	1,849	1,459		—
iShares ESG Aware MSCI USA ETF	877,033	80,734	(49,190)		4,755	(116,341)	796,991	8,662	5,294		—
iShares ESG Aware MSCI USA Small-Cap ETF	148,330	6,533	(9,751)		734	(22,035)	123,811	3,566	664		—
iShares ESG Aware U.S. Aggregate Bond ETF	551,410	85,083	(49,903)		(4,183)	(54,863)	527,544	10,651	3,199		—
iShares MSCI Canada ETF	65,705	2,722	(20,587)		5,209	(7,403)	45,646	1,232	814		—
iShares MSCI EAFE Small-Cap ETF	75,030	7,611	(2,735)		(178)	(14,820)	64,908	1,052	1,531		—
iShares MSCI Emerging Markets Small-Cap ETF	23,894	1,297	(545)		(15)	(2,609)	22,022	404	699		—
iShares TIPS Bond ETF	128,284	4,694	(2,698)		(37)	(7,599)	122,644	1,013	2,574		—

					$7,668	$(319,262)	$3,295,920		$26,485		$146

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock LifePath® ESG Index 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,621,612	$—	$—	$1,621,612
Fixed-Income Funds	650,188	—	—	650,188
Money Market Funds	1,024,120	—	—	1,024,120

	$3,295,920	$—	$—	$3,295,920

See notes to financial statements.

34	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	BlackRock LifePath® ESG Index 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 82.4%
iShares Developed Real Estate Index Fund, Class K	9,415	$101,681
iShares ESG Aware MSCI USA ETF(b)	11,266	1,036,585
iShares ESG Aware MSCI USA Small-Cap ETF	3,995	138,706
iShares Inc iShares ESG Aware MSCI EM ETF(b)	2,438	83,695
iShares MSCI Canada ETF	1,714	63,504
iShares MSCI EAFE Small-Cap ETF	1,405	86,688
iShares MSCI Emerging Markets Small-Cap ETF	572	31,180
iShares Trust iShares ESG Aware MSCI EAFE ETF	7,957	549,590

		2,091,629

Fixed-Income Funds — 17.7%
iShares ESG Aware U.S. Aggregate Bond ETF	7,058	349,583
iShares TIPS Bond ETF	826	100,004

		449,587

Money Market Funds — 46.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.41%(c)(d)	1,163,750	1,163,750
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.37%(c)	6,412	6,412

		1,170,162

Total Investments — 146.2% (Cost: $3,536,821)		3,711,378

Liabilities in Excess of Other Assets — (46.2)%		(1,172,724)

Net Assets — 100.0%		$2,538,654

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$98,358	$1,065,827	(a)	$—		$(470)	$35	$1,163,750	1,163,750	$1,554	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,949	—		(537	)(a)	—	—	6,412	6,412	5		—
iShares Developed Real Estate Index Fund, Class K	114,569	7,556		(12,330)		(198)	(7,916)	101,681	9,415	1,694		186
iShares ESG Aware MSCI EAFE ETF	623,072	57,450		(40,073)		(1,036)	(89,823)	549,590	7,957	8,905		—
iShares ESG Aware MSCI EM ETF	87,969	17,658		(4,580)		(662)	(16,690)	83,695	2,438	1,753		—
iShares ESG Aware MSCI USA ETF	1,101,641	119,288		(41,776)		761	(143,329)	1,036,585	11,266	6,607		—
iShares ESG Aware MSCI USA Small-Cap ETF	161,329	10,121		(9,363)		219	(23,600)	138,706	3,995	720		—
iShares ESG Aware U.S. Aggregate Bond ETF	350,186	69,026		(31,861)		(2,780)	(34,988)	349,583	7,058	2,036		—
iShares MSCI Canada ETF	93,640	5,071		(32,035)		6,874	(10,046)	63,504	1,714	1,148		—
iShares MSCI EAFE Small-Cap ETF	99,049	9,878		(2,682)		(219)	(19,338)	86,688	1,405	1,961		—
iShares MSCI Emerging Markets Small-Cap ETF	32,999	2,407		(606)		(19)	(3,601)	31,180	572	954		—
iShares TIPS Bond ETF	96,502	11,150		(1,799)		(27)	(5,822)	100,004	826	1,956		—

						$2,443	$(355,118)	$3,711,378		$29,293		$186

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock LifePath® ESG Index 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,091,629	$—	$—	$2,091,629
Fixed-Income Funds	449,587	—	—	449,587
Money Market Funds	1,170,162	—	—	1,170,162

	$3,711,378	$—	$—	$3,711,378

See notes to financial statements.

36	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	BlackRock LifePath® ESG Index 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 91.9%
iShares Developed Real Estate Index Fund, Class K	11,171	$120,646
iShares ESG Aware MSCI USA ETF(b)	13,514	1,243,423
iShares ESG Aware MSCI USA Small-Cap ETF(b)	4,282	148,671
iShares Inc iShares ESG Aware MSCI EM ETF(b)	2,889	99,180
iShares MSCI Canada ETF	2,126	78,768
iShares MSCI EAFE Small-Cap ETF	1,677	103,471
iShares MSCI Emerging Markets Small-Cap ETF	700	38,157
iShares Trust iShares ESG Aware MSCI EAFE ETF(b)	9,624	664,730

		2,497,046

Fixed-Income Funds — 8.2%
iShares ESG Aware U.S. Aggregate Bond ETF	3,346	165,727
iShares TIPS Bond ETF	479	57,993

		223,720

Money Market Funds — 42.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.41%(c)(d)	1,158,556	1,158,556
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.37%(c)	7,797	7,797

		1,166,353

Total Investments — 143.0% (Cost: $3,676,820)		3,887,119

Liabilities in Excess of Other Assets — (43.0)%		(1,168,297)

Net Assets — 100.0%		$2,718,822

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$374,640	$784,380	(a)	$—	$(506)	$42	$1,158,556	1,158,556	$2,100	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,548	249	(a)	—	—	—	7,797	7,797	8		—
iShares Developed Real Estate Index Fund, Class K	129,530	18,165		(16,996)	(709)	(9,344)	120,646	11,171	2,042		223
iShares ESG Aware MSCI EAFE ETF	706,693	132,772		(63,662)	(2,573)	(108,500)	664,730	9,624	10,729		—
iShares ESG Aware MSCI EM ETF	100,907	30,046		(10,332)	(1,538)	(19,903)	99,180	2,889	2,133		—
iShares ESG Aware MSCI USA ETF	1,242,666	243,476		(68,339)	(1,180)	(173,200)	1,243,423	13,514	7,954		—
iShares ESG Aware MSCI USA Small-Cap ETF	166,708	22,819		(15,105)	(585)	(25,166)	148,671	4,282	786		—
iShares ESG Aware U.S. Aggregate Bond ETF	150,450	44,394		(11,393)	(965)	(16,759)	165,727	3,346	941		—
iShares MSCI Canada ETF	114,954	15,001		(47,093)	8,239	(12,333)	78,768	2,126	1,495		—
iShares MSCI EAFE Small-Cap ETF	112,774	21,051		(6,322)	(803)	(23,229)	103,471	1,677	2,385		—
iShares MSCI Emerging Markets Small-Cap ETF	38,072	6,050		(1,389)	(62)	(4,514)	38,157	700	1,173		—
iShares TIPS Bond ETF	52,240	11,171		(1,911)	(49)	(3,458)	57,993	479	1,140		—

					$(731)	$(396,364)	$3,887,119		$32,886		$223

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock LifePath® ESG Index 2045 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$2,497,046	$—	$—	$2,497,046
Fixed-Income Funds	223,720	—	—	223,720
Money Market Funds	1,166,353	—	—	1,166,353

	$3,887,119	$—	$—	$3,887,119

See notes to financial statements.

38	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	BlackRock LifePath® ESG Index 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 97.5%
iShares Developed Real Estate Index Fund, Class K	11,283	$121,856
iShares ESG Aware MSCI USA ETF	13,697	1,260,261
iShares ESG Aware MSCI USA Small-Cap ETF(b)	4,098	142,282
iShares Inc iShares ESG Aware MSCI EM ETF(b)	2,908	99,832
iShares MSCI Canada ETF	2,216	82,103
iShares MSCI EAFE Small-Cap ETF	1,709	105,445
iShares MSCI Emerging Markets Small-Cap ETF	722	39,356
iShares Trust iShares ESG Aware MSCI EAFE ETF	9,796	676,610

		2,527,745

Fixed-Income Funds — 2.5%
iShares ESG Aware U.S. Aggregate Bond ETF	972	48,143
iShares TIPS Bond ETF(b)	138	16,708

		64,851

Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.41%(c)(d)	265,937	265,937
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.37%(c)	5,988	5,988

		271,925

Total Investments — 110.5% (Cost: $2,621,639)		2,864,521

Liabilities in Excess of Other Assets — (10.5)%		(273,015)

Net Assets — 100.0%		$2,591,506

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,258,401	$—	$(992,026	)(a)	$(461)	$23	$265,937	265,937	$1,267	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,424	—	(1,436	)(a)	—	—	5,988	5,988	6		—
iShares Developed Real Estate Index Fund, Class K	129,836	15,820	(13,905)		(495)	(9,400)	121,856	11,283	1,944		210
iShares ESG Aware MSCI EAFE ETF	724,341	125,760	(63,531)		(1,173)	(108,787)	676,610	9,796	10,348		—
iShares ESG Aware MSCI EM ETF	102,581	29,970	(11,754)		(1,763)	(19,202)	99,832	2,908	2,038		—
iShares ESG Aware MSCI USA ETF	1,268,383	231,498	(65,102)		3,503	(178,021)	1,260,261	13,697	7,757		—
iShares ESG Aware MSCI USA Small-Cap ETF	161,737	19,592	(15,377)		2,428	(26,098)	142,282	4,098	725		—
iShares ESG Aware U.S. Aggregate Bond ETF	41,127	12,939	(1,015)		(62)	(4,846)	48,143	972	256		—
iShares MSCI Canada ETF	123,221	12,823	(49,934)		10,918	(14,925)	82,103	2,216	1,505		—
iShares MSCI EAFE Small-Cap ETF	117,196	19,350	(7,040)		(886)	(23,175)	105,445	1,709	2,340		—
iShares MSCI Emerging Markets Small-Cap ETF	39,355	5,853	(1,333)		(36)	(4,483)	39,356	722	1,152		—
iShares TIPS Bond ETF	15,955	2,235	(509)		(14)	(959)	16,708	138	325		—

					$11,959	$(389,873)	$2,864,521		$29,663		$210

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock LifePath® ESG Index 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,527,745	$—	$—	$2,527,745
Fixed-Income Funds	64,851	—	—	64,851
Money Market Funds	271,925	—	—	271,925

	$2,864,521	$—	$—	$2,864,521

See notes to financial statements.

40	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	BlackRock LifePath® ESG Index 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 99.0%
iShares Developed Real Estate Index Fund, Class K	10,500	$113,404
iShares ESG Aware MSCI USA ETF(b)	12,777	1,175,612
iShares ESG Aware MSCI USA Small-Cap ETF(b)	3,716	129,020
iShares Inc iShares ESG Aware MSCI EM ETF(b)	2,688	92,279
iShares MSCI Canada ETF	2,070	76,693
iShares MSCI EAFE Small-Cap ETF	1,583	97,671
iShares MSCI Emerging Markets Small-Cap ETF	667	36,358
iShares Trust iShares ESG Aware MSCI EAFE ETF(b)	9,152	632,129

		2,353,166

Fixed-Income Funds — 1.1%
iShares ESG Aware U.S. Aggregate Bond ETF	405	20,060
iShares TIPS Bond ETF	52	6,295

		26,355

Money Market Funds — 16.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.41%(c)(d)	379,175	379,175
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.37%(c)	5,377	5,377

		384,552

Total Investments — 116.3% (Cost: $2,509,333)		2,764,073

Liabilities in Excess of Other Assets — (16.3)%		(387,224)

Net Assets — 100.0%		$2,376,849

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,230,477	$—	$(850,970	)(a)	$(371)	$39	$379,175	379,175	$1,502	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,183	—	(1,806	)(a)	—	—	5,377	5,377	4		—
iShares Developed Real Estate Index Fund, Class K	128,914	7,382	(13,667)		565	(9,790)	113,404	10,500	1,945		212
iShares ESG Aware MSCI EAFE ETF	717,460	80,790	(59,781)		(931)	(105,409)	632,129	9,152	10,390		—
iShares ESG Aware MSCI EM ETF	98,060	26,466	(12,032)		(1,771)	(18,444)	92,279	2,688	2,027		—
iShares ESG Aware MSCI USA ETF	1,255,525	136,193	(50,029)		5,179	(171,256)	1,175,612	12,777	7,653		—
iShares ESG Aware MSCI USA Small-Cap ETF	156,317	8,732	(13,827)		2,559	(24,761)	129,020	3,716	701		—
iShares ESG Aware U.S. Aggregate Bond ETF	21,445	1,853	(979)		(41)	(2,218)	20,060	405	124		—
iShares MSCI Canada ETF	123,064	6,625	(49,203)		11,665	(15,458)	76,693	2,070	1,529		—
iShares MSCI EAFE Small-Cap ETF	116,434	11,126	(6,810)		(656)	(22,423)	97,671	1,583	2,348		—
iShares MSCI Emerging Markets Small-Cap ETF	38,805	3,043	(1,159)		(22)	(4,309)	36,358	667	1,150		—
iShares TIPS Bond ETF	7,077	128	(508)		(9)	(393)	6,295	52	137		—

					$16,167	$(374,422)	$2,764,073		$29,510		$212

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock LifePath® ESG Index 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,353,166	$—	$—	$2,353,166
Fixed-Income Funds	26,355	—	—	26,355
Money Market Funds	384,552	—	—	384,552

	$2,764,073	$—	$—	$2,764,073

See notes to financial statements.

42	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	BlackRock LifePath® ESG Index 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 99.0%
iShares Developed Real Estate Index Fund, Class K	11,211	$121,078
iShares ESG Aware MSCI USA ETF(b)	13,696	1,260,169
iShares ESG Aware MSCI USA Small-Cap ETF	4,092	142,074
iShares Inc iShares ESG Aware MSCI EM ETF(b)	2,868	98,459
iShares MSCI Canada ETF	2,207	81,769
iShares MSCI EAFE Small-Cap ETF	1,689	104,211
iShares MSCI Emerging Markets Small-Cap ETF	715	38,975
iShares Trust iShares ESG Aware MSCI EAFE ETF	9,793	676,403

		2,523,138

Fixed-Income Funds — 1.1%
iShares ESG Aware U.S. Aggregate Bond ETF	472	23,378
iShares TIPS Bond ETF	29	3,511

		26,889

Money Market Funds — 46.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.41%(c)(d)	1,180,583	1,180,583
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.37%(c)	8,550	8,550

		1,189,133

Total Investments — 146.7% (Cost: $3,480,043)		3,739,160

Liabilities in Excess of Other Assets — (46.7)%		(1,190,048)

Net Assets — 100.0%		$2,549,112

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,304,763	$—	$(123,795	)(a)	$(473)	$88	$1,180,583	1,180,583	$1,512	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,471	—	(921	)(a)	—	—	8,550	8,550	5		—
iShares Developed Real Estate Index Fund, Class K	139,634	9,776	(18,290)		(385)	(9,657)	121,078	11,211	2,098		230
iShares ESG Aware MSCI EAFE ETF	786,996	100,334	(95,480)		(4,905)	(110,542)	676,403	9,793	11,413		—
iShares ESG Aware MSCI EM ETF	110,411	27,787	(17,636)		(3,028)	(19,075)	98,459	2,868	2,234		—
iShares ESG Aware MSCI USA ETF	1,378,527	182,694	(120,186)		(2,453)	(178,413)	1,260,169	13,696	8,380		—
iShares ESG Aware MSCI USA Small-Cap ETF	172,250	16,189	(22,226)		2,839	(26,978)	142,074	4,092	767		—
iShares ESG Aware U.S. Aggregate Bond ETF	27,565	1,510	(2,974)		(257)	(2,466)	23,378	472	154		—
iShares MSCI Canada ETF	135,484	8,090	(57,807)		12,050	(16,048)	81,769	2,207	1,683		—
iShares MSCI EAFE Small-Cap ETF	126,880	15,262	(12,666)		(1,882)	(23,383)	104,211	1,689	2,589		—
iShares MSCI Emerging Markets Small-Cap ETF	43,266	3,811	(3,336)		(283)	(4,483)	38,975	715	1,276		—
iShares TIPS Bond ETF	3,474	509	(243)		(16)	(213)	3,511	29	74		—

					$1,207	$(391,170)	$3,739,160		$32,185		$230

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock LifePath® ESG Index 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,523,138	$—	$—	$2,523,138
Fixed-Income Funds	26,889	—	—	26,889
Money Market Funds	1,189,133	—	—	1,189,133

	$3,739,160	$—	$—	$3,739,160

See notes to financial statements.

44	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	BlackRock LifePath® ESG Index 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 99.1%
iShares Developed Real Estate Index Fund, Class K	10,267	$110,885
iShares ESG Aware MSCI USA ETF(b)	12,550	1,154,725
iShares ESG Aware MSCI USA Small-Cap ETF(b)	3,752	130,270
iShares Inc iShares ESG Aware MSCI EM ETF(b)	2,626	90,150
iShares MSCI Canada ETF	2,026	75,063
iShares MSCI EAFE Small-Cap ETF	1,546	95,388
iShares MSCI Emerging Markets Small-Cap ETF	654	35,649
iShares Trust iShares ESG Aware MSCI EAFE ETF	8,986	620,663

		2,312,793

Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF	492	24,369

Money Market Funds — 40.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.41%(c)(d)	944,339	944,339
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.37%(c)	5,160	5,160

		949,499

Total Investments — 140.8% (Cost: $3,027,103)		3,286,661

Liabilities in Excess of Other Assets — (40.8)%		(952,052)

Net Assets — 100.0%		$2,334,609

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$294,947	$649,768	(a)	$—		$(412)	$36	$944,339	944,339	$1,591	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,003	—		(1,843	)(a)	—	—	5,160	5,160	4		—
iShares Developed Real Estate Index Fund, Class K	129,338	4,161		(13,512)		1,164	(10,266)	110,885	10,267	1,915		210
iShares ESG Aware MSCI EAFE ETF	718,674	59,174		(53,129)		(201)	(103,855)	620,663	8,986	10,237		—
iShares ESG Aware MSCI EM ETF	98,352	23,267		(11,617)		(1,899)	(17,953)	90,150	2,626	1,998		—
iShares ESG Aware MSCI USA ETF	1,257,422	110,088		(49,206)		4,186	(167,765)	1,154,725	12,550	7,487		—
iShares ESG Aware MSCI USA Small-Cap ETF	156,684	8,275		(12,833)		3,539	(25,395)	130,270	3,752	685		—
iShares ESG Aware U.S. Aggregate Bond ETF	28,337	975		(2,165)		(159)	(2,619)	24,369	492	157		—
iShares MSCI Canada ETF	123,613	3,139		(47,890)		12,149	(15,948)	75,063	2,026	1,512		—
iShares MSCI EAFE Small-Cap ETF	116,586	8,110		(6,554)		(859)	(21,895)	95,388	1,546	2,315		—
iShares MSCI Emerging Markets Small-Cap ETF	38,866	2,991		(1,877)		(175)	(4,156)	35,649	654	1,133		—

						$17,333	$(369,816)	$3,286,661		$29,034		$210

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock LifePath® ESG Index 2065 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,312,793	$—	$—	$2,312,793
Fixed-Income Funds	24,369	—	—	24,369
Money Market Funds	949,499	—	—	949,499

	$3,286,661	$—	$—	$3,286,661

See notes to financial statements.

46	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2022

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2025 Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$2,582,932	$3,504,821	$4,331,693	$3,295,920
Receivables:
Investments sold	24,927	29,020	31,991	18,174
Securities lending income — affiliated	69	66	80	101
From the Administrator	1,500	1,406	1,324	1,468
From the Manager	165	231	305	247

Total assets	2,609,593	3,535,544	4,365,393	3,315,910

LIABILITIES
Collateral on securities loaned	504,033	822,842	1,219,134	1,018,631
Payables:
Investments purchased	26,194	28,912	32,458	19,236
Trustees’ and Officer’s fees	1,614	1,613	1,612	1,613
Professional fees	7,475	7,475	7,475	7,475
Service fees	27	136	226	37

Total liabilities	539,343	860,978	1,260,905	1,046,992

NET ASSETS	$2,070,250	$2,674,566	$3,104,488	$2,268,918

NET ASSETS CONSIST OF
Paid-in capital	$2,125,233	$2,687,885	$3,068,233	$2,137,616
Accumulated earnings (loss)	(54,983)	(13,319)	36,255	131,302

NET ASSETS	$2,070,250	$2,674,566	$3,104,488	$2,268,918

NET ASSET VALUE

Institutional
Net assets	$97,650	$162,644	$104,636	$129,324

Shares outstanding	10,000	16,041	10,000	12,072

Net asset value	$9.77	$10.14	$10.46	$10.71

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$130,990	$684,281	$1,101,110	$178,204

Shares outstanding	13,417	67,552	105,367	16,645

Net asset value	$9.76	$10.13	$10.45	$10.71

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K
Net assets	$1,841,610	$1,827,641	$1,898,742	$1,961,390

Shares outstanding	188,583	180,257	181,477	183,066

Net asset value	$9.77	$10.14	$10.46	$10.71

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

(a) Investments, at cost — affiliated	$2,640,496	$3,520,730	$4,281,295	$3,173,715
(b) Securities loaned, at value	$476,894	$781,779	$1,152,848	$964,645

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2022

	BlackRock LifePath® ESG Index 2040 Fund	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$3,711,378	$3,887,119	$2,864,521	$2,764,073
Receivables:
Investments sold	17,501	16,056	12,858	11,315
Securities lending income — affiliated	80	120	77	99
Capital shares sold	—	282	1,129	80
From the Administrator	1,433	1,397	1,428	1,451
From the Manager	293	345	278	257

Total assets	3,730,685	3,905,319	2,880,291	2,777,275

LIABILITIES
Collateral on securities loaned	1,164,184	1,159,037	266,088	379,506
Payables:
Investments purchased	18,722	18,296	13,554	11,800
Trustees’ and Officer’s fees	1,613	1,612	1,613	1,613
Professional fees	7,475	7,449	7,475	7,475
Service fees	37	103	55	32

Total liabilities	1,192,031	1,186,497	288,785	400,426

NET ASSETS	$2,538,654	$2,718,822	$2,591,506	$2,376,849

NET ASSETS CONSIST OF
Paid-in capital	$2,360,647	$2,509,134	$2,337,069	$2,106,068
Accumulated earnings	178,007	209,688	254,437	270,781

NET ASSETS	$2,538,654	$2,718,822	$2,591,506	$2,376,849

NET ASSET VALUE

Institutional
Net assets	$280,632	$112,977	$114,098	$114,027

Shares outstanding	25,440	10,000	10,000	10,000

Net asset value	$11.03	$11.30	$11.41	$11.40

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$181,939	$541,486	$268,431	$152,216

Shares outstanding	16,497	47,985	23,545	13,356

Net asset value	$11.03	$11.28	$11.40	$11.40

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K
Net assets	$2,076,083	$2,064,359	$2,208,977	$2,110,606

Shares outstanding	188,157	182,714	193,595	185,085

Net asset value	$11.03	$11.30	$11.41	$11.40

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

(a) Investments, at cost — affiliated	$3,536,821	$3,676,820	$2,621,639	$2,509,333
(b) Securities loaned, at value	$1,097,650	$1,098,808	$256,384	$362,817

See notes to financial statements.

48	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2022

	BlackRock LifePath® ESG Index 2060 Fund	BlackRock LifePath® ESG Index 2065 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$3,739,160	$3,286,661
Receivables:
Investments sold	15,663	14,694
Securities lending income — affiliated	109	78
Capital shares sold	1,591	—
From the Administrator	1,423	1,458
From the Manager	278	259

Total assets	3,758,224	3,303,150

LIABILITIES
Collateral on securities loaned	1,180,967	944,453
Payables:
Investments purchased	19,008	14,969
Trustees’ and Officer’s fees	1,613	1,613
Professional fees	7,475	7,475
Service fees	49	31

Total liabilities	1,209,112	968,541

NET ASSETS	$2,549,112	$2,334,609

NET ASSETS CONSIST OF
Paid-in capital	$2,289,271	$2,057,689
Accumulated earnings	259,841	276,920

NET ASSETS	$2,549,112	$2,334,609

NET ASSET VALUE
Institutional
Net assets	$170,336	$114,029

Shares outstanding	14,904	10,000

Net asset value	$11.43	$11.40

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor A
Net assets	$211,699	$154,118

Shares outstanding	18,537	13,523

Net asset value	$11.42	$11.40

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Class K
Net assets	$2,167,077	$2,066,462

Shares outstanding	189,573	181,213

Net asset value	$11.43	$11.40

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

(a) Investments, at cost — affiliated	$3,480,043	$3,027,103
(b) Securities loaned, at value	$1,118,164	$894,943

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Operations (unaudited)

Six Months Ended April 30, 2022

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2025 Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund

INVESTMENT INCOME
Dividends — affiliated	$18,958	$25,518	$33,182	$24,770
Securities lending income — affiliated — net	1,117	662	748	1,715

Total investment income	20,075	26,180	33,930	26,485

EXPENSES
Professional	7,475	7,475	7,475	7,475
Trustees and Officer	3,885	3,886	3,886	3,885
Administration — class specific	1,681	2,292	2,905	1,905
Investment advisory	541	696	854	608
Service — class specific	160	880	1,486	231
Miscellaneous	56	57	60	57

Total expenses	13,798	15,286	16,666	14,161
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(12,875)	(13,451)	(14,182)	(13,503)

Total expenses after fees waived and/or reimbursed	923	1,835	2,484	658

Net investment income	19,152	24,345	31,446	25,827

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	547	306	(16,309)	7,668
Capital gain distributions from underlying funds — affiliated	86	106	172	146

	633	412	(16,137)	7,814

Net change in unrealized appreciation (depreciation) on: Investments — affiliated	(252,074)	(332,162)	(405,468)	(319,262)

	(252,074)	(332,162)	(405,468)	(319,262)

Net realized and unrealized loss	(251,441)	(331,750)	(421,605)	(311,448)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(232,289)	$(307,405)	$(390,159)	$(285,621)

See notes to financial statements.

50	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2022

	BlackRock LifePath® ESG Index 2040 Fund	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund

INVESTMENT INCOME
Dividends — affiliated	$27,841	$30,896	$28,496	$28,108
Securities lending income — affiliated — net	1,452	1,990	1,167	1,402

Total investment income	29,293	32,886	29,663	29,510

EXPENSES
Professional	7,475	7,475	7,475	7,475
Trustees and Officer	3,886	3,886	3,886	3,886
Administration — class specific	2,103	2,306	2,095	1,996
Investment advisory	662	716	666	643
Service — class specific	222	629	322	187
Miscellaneous	57	57	57	56

Total expenses	14,405	15,069	14,501	14,243
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(13,849)	(14,215)	(14,025)	(13,930)

Total expenses after fees waived and/or reimbursed	556	854	476	313

Net investment income	28,737	32,032	29,187	29,197

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	2,443	(731)	11,959	16,167
Capital gain distributions from underlying funds — affiliated	186	223	210	212

	2,629	(508)	12,169	16,379

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(355,118)	(396,364)	(389,873)	(374,422)

	(355,118)	(396,364)	(389,873)	(374,422)

Net realized and unrealized loss	(352,489)	(396,872)	(377,704)	(358,043)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(323,752)	$(364,840)	$(348,517)	$(328,846)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2022

	BlackRock LifePath® ESG Index 2060 Fund	BlackRock LifePath® ESG Index 2065 Fund

INVESTMENT INCOME
Dividends — affiliated	$30,783	$27,541
Securities lending income — affiliated — net	1,402	1,493

Total investment income	32,185	29,034

EXPENSES
Professional	7,475	7,475
Trustees and Officer	3,886	3,886
Administration — class specific	2,245	1,968
Investment advisory	705	633
Service — class specific	425	191
Miscellaneous	57	57

Total expenses	14,793	14,210
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(14,183)	(13,892)

Total expenses after fees waived and/or reimbursed	610	318

Net investment income	31,575	28,716

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — affiliated	1,207	17,333
Capital gain distributions from underlying funds — affiliated	230	210

	1,437	17,543

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(391,170)	(369,816)

	(391,170)	(369,816)

Net realized and unrealized loss	(389,733)	(352,273)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(358,158)	$(323,557)

See notes to financial statements.

52	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock LifePath® ESG Index Retirement Fund		BlackRock LifePath® ESG Index 2025 Fund
	Six Months Ended 04/30/22 (unaudited)	Year Ended October 31, 2021	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$19,152	$34,733	$24,345	$39,278
Net realized gain	633	26,697	412	13,101
Net change in unrealized appreciation (depreciation)	(252,074)	238,091	(332,162)	365,077

Net increase (decrease) in net assets resulting from operations	(232,289)	299,521	(307,405)	417,456

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,260)	(1,704)	(1,492)	(1,631)
Investor A	(2,489)	(1,584)	(8,596)	(7,071)
Class K	(41,253)	(31,647)	(27,370)	(30,337)

Decrease in net assets resulting from distributions to shareholders	(46,002)	(34,935)	(37,458)	(39,039)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	108,396	16,837	127,571	560,314

NET ASSETS
Total increase (decrease) in net assets	(169,895)	281,423	(217,292)	938,731
Beginning of period	2,240,145	1,958,722	2,891,858	1,953,127

End of period	$2,070,250	$2,240,145	$2,674,566	$2,891,858

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2030 Fund		BlackRock LifePath® ESG Index 2035 Fund
	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$31,446	$45,508	$25,827	$40,824
Net realized gain (loss)	(16,137)	16,971	7,814	29,908
Net change in unrealized appreciation (depreciation)	(405,468)	512,109	(319,262)	505,142

Net increase (decrease) in net assets resulting from operations	(390,159)	574,588	(285,621)	575,874

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,275)	(1,682)	(3,219)	(2,185)
Investor A	(15,469)	(12,001)	(4,118)	(1,989)
Class K	(29,785)	(31,281)	(48,743)	(36,328)

Decrease in net assets resulting from distributions to shareholders	(48,529)	(44,964)	(56,080)	(40,502)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(101,400)	1,169,633	79,585	58,031

NET ASSETS
Total increase (decrease) in net assets	(540,088)	1,699,257	(262,116)	593,403
Beginning of period	3,644,576	1,945,319	2,531,034	1,937,631

End of period	$3,104,488	$3,644,576	$2,268,918	$2,531,034

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

54	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2040 Fund		BlackRock LifePath® ESG Index 2045 Fund
	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$28,737	$41,690	$32,032	$43,289
Net realized gain (loss)	2,629	25,417	(508)	17,749
Net change in unrealized appreciation (depreciation)	(355,118)	600,240	(396,364)	682,622

Net increase (decrease) in net assets resulting from operations	(323,752)	667,347	(364,840)	743,660

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(6,009)	(2,483)	(2,209)	(2,030)
Investor A	(3,358)	(2,112)	(8,449)	(3,037)
Class K	(45,413)	(36,459)	(40,393)	(37,598)

Decrease in net assets resulting from distributions to shareholders	(54,780)	(41,054)	(51,051)	(42,665)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	141,017	199,630	288,665	220,469

NET ASSETS
Total increase (decrease) in net assets	(237,515)	825,923	(127,226)	921,464
Beginning of period	2,776,169	1,950,246	2,846,048	1,924,584

End of period	$2,538,654	$2,776,169	$2,718,822	$2,846,048

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2050 Fund		BlackRock LifePath® ESG Index 2055 Fund
	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$29,187	$42,377	$29,197	$42,109
Net realized gain	12,169	16,980	16,379	21,367
Net change in unrealized appreciation (depreciation)	(389,873)	711,433	(374,422)	708,384

Net increase (decrease) in net assets resulting from operations	(348,517)	770,790	(328,846)	771,860

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,238)	(2,025)	(2,498)	(2,055)
Investor A	(4,463)	(2,336)	(2,698)	(1,885)
Class K	(40,982)	(37,520)	(46,511)	(37,769)

Decrease in net assets resulting from distributions to shareholders	(47,683)	(41,881)	(51,707)	(41,709)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	233,027	104,042	64,287	41,781

NET ASSETS
Total increase (decrease) in net assets	(163,173)	832,951	(316,266)	771,932
Beginning of period	2,754,679	1,921,728	2,693,115	1,921,183

End of period	$2,591,506	$2,754,679	$2,376,849	$2,693,115

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2060 Fund		BlackRock LifePath® ESG Index 2065 Fund
	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$31,575	$43,341	$28,716	$42,391
Net realized gain	1,437	14,339	17,543	22,220
Net change in unrealized appreciation (depreciation)	(391,170)	729,523	(369,816)	708,544

Net increase (decrease) in net assets resulting from operations	(358,158)	787,203	(323,557)	773,155

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,125)	(2,134)	(2,548)	(2,051)
Investor A	(5,504)	(2,890)	(2,937)	(1,890)
Class K	(38,879)	(37,832)	(46,446)	(37,986)

Decrease in net assets resulting from distributions to shareholders	(47,508)	(42,856)	(51,931)	(41,927)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	22,438	266,833	37,153	20,536

NET ASSETS
Total increase (decrease) in net assets	(383,228)	1,011,180	(338,335)	751,764
Beginning of period	2,932,340	1,921,160	2,672,944	1,921,180

End of period	$2,549,112	$2,932,340	$2,334,609	$2,672,944

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund
	Institutional

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$11.11		$9.79		$10.00

Net investment income(b)	0.09		0.17		0.02
Net realized and unrealized gain (loss)		(1.21)	1.32		(0.22)

Net increase (decrease) from investment operations		(1.12)	1.49		(0.20)

Distributions(c)
From net investment income		(0.08)	(0.17)		(0.01)
From net realized gain		(0.14)	(0.00	)(d)	—

Total distributions		(0.22)	(0.17)		(0.01)

Net asset value, end of period	$9.77		$11.11		$9.79

Total Return(e)
Based on net asset value	(10.25	)%(f)	15.30%		(1.97	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.30	%(h)	1.35%		1.98	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.11	%(h)	0.12%		0.05	%(h)

Net investment income	1.75	%(h)	1.57%		1.17	%(h)

Supplemental Data
Net assets, end of period (000)	$98		$111		$98

Portfolio turnover rate		7%	11%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

58	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund (continued)
	Investor A

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$11.11		$9.79		$10.00

Net investment income(b)	0.08		0.14		0.02
Net realized and unrealized gain (loss)		(1.22)	1.32		(0.22)

Net increase (decrease) from investment operations		(1.14)	1.46		(0.20)

Distributions(c)
From net investment income		(0.07)	(0.14)		(0.01)
From net realized gain		(0.14)	(0.00	)(d)	—

Total distributions		(0.21)	(0.14)		(0.01)

Net asset value, end of period	$9.76		$11.11		$9.79

Total Return(e)
Based on net asset value	(10.44	)%(f)	15.02%		(2.00	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.56	%(h)	1.60%		2.22	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.37	%(h)	0.37%		0.29	%(h)

Net investment income	1.48	%(h)	1.32%		0.94	%(h)

Supplemental Data
Net assets, end of period (000)	$131		$129		$98

Portfolio turnover rate		7%	11%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund (continued)
	Class K

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$11.11		$9.79		$10.00

Net investment income(b)	0.09		0.17		0.02
Net realized and unrealized gain (loss)		(1.20)	1.32		(0.22)

Net increase (decrease) from investment operations		(1.11)	1.49		(0.20)

Distributions(c)
From net investment income		(0.09)	(0.17)		(0.01)
From net realized gain		(0.14)	(0.00	)(d)	—

Total distributions		(0.23)	(0.17)		(0.01)

Net asset value, end of period	$9.77		$11.11		$9.79

Total Return(e)
Based on net asset value	(10.22	)%(f)	15.35%		(1.96	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.25	%(h)	1.30%		1.93	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.07	%(h)	0.07%		—	%(h)

Net investment income	1.79	%(h)	1.62%		1.23	%(h)

Supplemental Data
Net assets, end of period (000)	$1,842		$2,000		$1,763

Portfolio turnover rate		7%	11%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

60	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2025 Fund
	Institutional

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$11.49		$9.77		$10.00

Net investment income(b)	0.10		0.17		0.02
Net realized and unrealized gain (loss)		(1.30)	1.71		(0.24)

Net increase (decrease) from investment operations		(1.20)	1.88		(0.22)

Distributions(c)
From net investment income		(0.09)	(0.16)		(0.01)
From net realized gain		(0.06)	(0.00	)(d)	—

Total distributions		(0.15)	(0.16)		(0.01)

Net asset value, end of period	$10.14		$11.49		$9.77

Total Return(e)
Based on net asset value	(10.59	)%(f)	19.36%		(2.16	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.07	%(h)	1.17%		1.98	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.10	%(h)	0.10%		0.05	%(h)

Net investment income	1.76	%(h)	1.52%		1.12	%(h)

Supplemental Data
Net assets, end of period (000)	$163		$115		$98

Portfolio turnover rate		7%	12%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2025 Fund (continued)
	Investor A

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$11.48		$9.76		$10.00

Net investment income(b)	0.08		0.14		0.02
Net realized and unrealized gain (loss)		(1.29)	1.72		(0.25)

Net increase (decrease) from investment operations		(1.21)	1.86		(0.23)

Distributions(c)
From net investment income		(0.08)	(0.14)		(0.01)
From net realized gain		(0.06)	(0.00	)(d)	—

Total distributions		(0.14)	(0.14)		(0.01)

Net asset value, end of period	$10.13		$11.48		$9.76

Total Return(e)
Based on net asset value	(10.71	)%(f)	19.19%		(2.29	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.32	%(h)	1.36%		2.23	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.35	%(h)	0.35%		0.30	%(h)

Net investment income	1.52	%(h)	1.22%		0.87	%(h)

Supplemental Data
Net assets, end of period (000)	$684		$709		$98

Portfolio turnover rate		7%	12%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

62	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2025 Fund (continued)
	Class K

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$11.49		$9.77		$10.00

Net investment income(b)	0.10		0.17		0.02
Net realized and unrealized gain (loss)		(1.30)	1.72		(0.24)

Net increase (decrease) from investment operations		(1.20)	1.89		(0.22)

Distributions(c)
From net investment income		(0.09)	(0.17)		(0.01)
From net realized gain		(0.06)	(0.00	)(d)	—

Total distributions		(0.15)	(0.17)		(0.01)

Net asset value, end of period	$10.14		$11.49		$9.77

Total Return(e)
Based on net asset value	(10.57	)%(f)	19.42%		(2.15	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.02	%(h)	1.12%		1.93	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.05	%(h)	0.05%		—	%(h)

Net investment income	1.83	%(h)	1.57%		1.18	%(h)

Supplemental Data
Net assets, end of period (000)	$1,828		$2,068		$1,758

Portfolio turnover rate		7%	12%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund
	Institutional

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$11.92		$9.73		$10.00

Net investment income(b)	0.12		0.17		0.02
Net realized and unrealized gain (loss)		(1.42)	2.19		(0.27)

Net increase (decrease) from investment operations		(1.30)	2.36		(0.25)

Distributions(c)
From net investment income		(0.10)	(0.17)		(0.02)
From net realized gain		(0.06)	(0.00	)(d)	—

Total distributions		(0.16)	(0.17)		(0.02)

Net asset value, end of period	$10.46		$11.92		$9.73

Total Return(e)
Based on net asset value	(11.06	)%(f)	24.34%		(2.55	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.90	%(h)	1.05%		1.98	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.09	%(h)	0.08%		0.05	%(h)

Net investment income	2.10	%(h)	1.47%		1.10	%(h)

Supplemental Data
Net assets, end of period (000)	$105		$253		$97

Portfolio turnover rate		10%	11%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

64	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund (continued)
	Investor A

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$11.91		$9.72		$10.00

Net investment income(b)	0.09		0.15		0.02
Net realized and unrealized gain (loss)		(1.40)	2.19		(0.29)

Net increase (decrease) from investment operations		(1.31)	2.34		(0.27)

Distributions(c)
From net investment income		(0.09)	(0.15)		(0.01)
From net realized gain		(0.06)	(0.00	)(d)	—

Total distributions		(0.15)	(0.15)		(0.01)

Net asset value, end of period	$10.45		$11.91		$9.72

Total Return(e)
Based on net asset value	(11.15	)%(f)	24.17%		(2.68	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.17	%(h)	1.25%		2.23	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.34	%(h)	0.33%		0.30	%(h)

Net investment income	1.64	%(h)	1.31%		0.85	%(h)

Supplemental Data
Net assets, end of period (000)	$1,101		$1,246		$97

Portfolio turnover rate		10%	11%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund (continued)
	Class K

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$11.92		$9.73		$10.00

Net investment income(b)	0.11		0.18		0.02
Net realized and unrealized gain (loss)		(1.41)	2.18		(0.27)

Net increase (decrease) from investment operations		(1.30)	2.36		(0.25)

Distributions(c)
From net investment income		(0.10)	(0.17)		(0.02)
From net realized gain		(0.06)	(0.00	)(d)	—

Total distributions		(0.16)	(0.17)		(0.02)

Net asset value, end of period	$10.46		$11.92		$9.73

Total Return(e)
Based on net asset value	(11.02	)%(f)	24.40%		(2.55	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.87	%(h)	1.01%		1.93	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.04	%(h)	0.04%		—	%(h)

Net investment income	1.94	%(h)	1.60%		1.16	%(h)

Supplemental Data
Net assets, end of period (000)	$1,899		$2,146		$1,751

Portfolio turnover rate		10%	11%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

66	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund
	Institutional

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$12.34		$9.69		$10.00

Net investment income(b)	0.12		0.20		0.02
Net realized and unrealized gain (loss)		(1.48)	2.65		(0.31)

Net increase (decrease) from investment operations		(1.36)	2.85		(0.29)

Distributions(c)
From net investment income		(0.12)	(0.20)		(0.02)
From net realized gain		(0.15)	(0.00	)(d)	—

Total distributions		(0.27)	(0.20)		(0.02)

Net asset value, end of period	$10.71		$12.34		$9.69

Total Return(e)
Based on net asset value	(11.30	)%(f)	29.53%		(2.94	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.19	%(h)	1.26%		1.98	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.08	%(h)	0.07%		0.05	%(h)

Net investment income	2.10	%(h)	1.70%		1.10	%(h)

Supplemental Data
Net assets, end of period (000)	$129		$148		$97

Portfolio turnover rate		7%	11%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund (continued)
	Investor A

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$12.34		$9.69		$10.00

Net investment income(b)	0.11		0.17		0.02
Net realized and unrealized gain (loss)		(1.48)	2.65		(0.32)

Net increase (decrease) from investment operations		(1.37)	2.82		(0.30)

Distributions(c)
From net investment income		(0.11)	(0.17)		(0.01)
From net realized gain		(0.15)	(0.00	)(d)	—

Total distributions		(0.26)	(0.17)		(0.01)

Net asset value, end of period	$10.71		$12.34		$9.69

Total Return(e)
Based on net asset value	(11.39	)%(f)	29.24%		(2.97	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.44	%(h)	1.50%		2.23	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.33	%(h)	0.32%		0.30	%(h)

Net investment income	1.88	%(h)	1.47%		0.85	%(h)

Supplemental Data
Net assets, end of period (000)	$178		$161		$97

Portfolio turnover rate		7%	11%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

68	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund (continued)
	Class K

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$12.34		$9.69		$10.00

Net investment income(b)	0.13		0.20		0.02
Net realized and unrealized gain (loss)		(1.49)	2.65		(0.31)

Net increase (decrease) from investment operations		(1.36)	2.85		(0.29)

Distributions(c)
From net investment income		(0.12)	(0.20)		(0.02)
From net realized gain		(0.15)	(0.00	)(d)	—

Total distributions		(0.27)	(0.20)		(0.02)

Net asset value, end of period	$10.71		$12.34		$9.69

Total Return(e)
Based on net asset value	(11.28	)%(f)	29.59%		(2.94	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.14	%(h)	1.22%		1.93	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.03	%(h)	0.02%		—	%(h)

Net investment income	2.15	%(h)	1.75%		1.16	%(h)

Supplemental Data
Net assets, end of period (000)	$1,961		$2,222		$1,744

Portfolio turnover rate		7%	11%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund
	Institutional

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$12.73		$9.65		$10.00

Net investment income(b)	0.13		0.19		0.02
Net realized and unrealized gain (loss)		(1.58)	3.09		(0.35)

Net increase (decrease) from investment operations		(1.45)	3.28		(0.33)

Distributions(c)
From net investment income		(0.13)	(0.20)		(0.02)
From net realized gain		(0.12)	(0.00	)(d)	—

Total distributions		(0.25)	(0.20)		(0.02)

Net asset value, end of period	$11.03		$12.73		$9.65

Total Return(e)
Based on net asset value	(11.64	)%(f)	34.16%		(3.34	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.11	%(h)	1.20%		1.98	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.07	%(h)	0.06%		0.05	%(h)

Net investment income	2.14	%(h)	1.60%		1.06	%(h)

Supplemental Data
Net assets, end of period (000)	$281		$305		$97

Portfolio turnover rate		7%	10%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

70	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund (continued)
	Investor A

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$12.73		$9.65		$10.00

Net investment income(b)	0.11		0.17		0.02
Net realized and unrealized gain (loss)		(1.58)	3.08		(0.36)

Net increase (decrease) from investment operations		(1.47)	3.25		(0.34)

Distributions(c)
From net investment income		(0.11)	(0.17)		(0.01)
From net realized gain		(0.12)	(0.00	)(d)	—

Total distributions		(0.23)	(0.17)		(0.01)

Net asset value, end of period	$11.03		$12.73		$9.65

Total Return(e)
Based on net asset value	(11.74	)%(f)	33.83%		(3.36	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.36	%(h)	1.48%		2.24	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.32	%(h)	0.31%		0.30	%(h)

Net investment income	1.87	%(h)	1.43%		0.81	%(h)

Supplemental Data
Net assets, end of period (000)	$182		$180		$116

Portfolio turnover rate		7%	10%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.93%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund (continued)
	Class K

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21		Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$12.73		$9.65		$10.00

Net investment income(b)	0.13		0.21		0.02
Net realized and unrealized gain (loss)		(1.58)	3.07		(0.35)

Net increase (decrease) from investment operations		(1.45)	3.28		(0.33)

Distributions(c)
From net investment income		(0.13)	(0.20)		(0.02)
From net realized gain		(0.12)	(0.00	)(d)	—

Total distributions		(0.25)	(0.20)		(0.02)

Net asset value, end of period	$11.03		$12.73		$9.65

Total Return(e)
Based on net asset value	(11.62	)%(f)	34.20%		(3.33	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.06	%(h)	1.18%		1.93	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.02	%(h)	0.01%		—	%(h)

Net investment income	2.20	%(h)	1.74%		1.11	%(h)

Supplemental Data
Net assets, end of period (000)	$2,076		$2,292		$1,737

Portfolio turnover rate		7%	10%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

72	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund
	Institutional

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$13.06		$9.62	$10.00

Net investment income(b)	0.14		0.21	0.02
Net realized and unrealized gain (loss)		(1.68)	3.43	(0.38)

Net increase (decrease) from investment operations		(1.54)	3.64	(0.36)

Distributions(c)
From net investment income		(0.14)	(0.20)	(0.02)
From net realized gain		(0.08)	—	—

Total distributions		(0.22)	(0.20)	(0.02)

Net asset value, end of period	$11.30		$13.06	$9.62

Total Return(d)
Based on net asset value	(12.00	)%(e)	38.08%	(3.63	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.05	%(g)	1.21%	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.06	%(g)	0.05%	0.05	%(g)

Net investment income	2.25	%(g)	1.72%	1.06	%(g)

Supplemental Data
Net assets, end of period (000)	$113		$131	$96

Portfolio turnover rate		8%	11%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund (continued)
	Investor A

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$13.05		$9.62	$10.00

Net investment income(b)	0.12		0.17	0.02
Net realized and unrealized gain (loss)		(1.68)	3.44	(0.39)

Net increase (decrease) from investment operations		(1.56)	3.61	(0.37)

Distributions(c)
From net investment income		(0.13)	(0.18)	(0.01)
From net realized gain		(0.08)	—	—

Total distributions		(0.21)	(0.18)	(0.01)

Net asset value, end of period	$11.28		$13.05	$9.62

Total Return(d)
Based on net asset value	(12.17	)%(e)	37.74%	(3.66	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.30	%(g)	1.42%	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30	%(g)	0.30%	0.30	%(g)

Net investment income	2.00	%(g)	1.40%	0.81	%(g)

Supplemental Data
Net assets, end of period (000)	$541		$365	$96

Portfolio turnover rate		8%	11%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

74	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund (continued)
	Class K

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$13.06		$9.62	$10.00

Net investment income(b)	0.14		0.21	0.02
Net realized and unrealized gain (loss)		(1.68)	3.44	(0.38)

Net increase (decrease) from investment operations		(1.54)	3.65	(0.36)

Distributions(c)
From net investment income		(0.14)	(0.21)	(0.02)
From net realized gain		(0.08)	—	—

Total distributions		(0.22)	(0.21)	(0.02)

Net asset value, end of period	$11.30		$13.06	$9.62

Total Return(d)
Based on net asset value	(11.98	)%(e)	38.15%	(3.63	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.00	%(g)	1.16%	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—	%(g)	—%	—	%(g)

Net investment income	2.29	%(g)	1.77%	1.11	%(g)

Supplemental Data
Net assets, end of period (000)	$2,064		$2,351	$1,732

Portfolio turnover rate		8%	11%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund
	Institutional

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$13.22		$9.61	$10.00

Net investment income(b)	0.14		0.20	0.02
Net realized and unrealized gain (loss)		(1.73)	3.61	(0.39)

Net increase (decrease) from investment operations		(1.59)	3.81	(0.37)

Distributions(c)
From net investment income		(0.14)	(0.20)	(0.02)
From net realized gain		(0.08)	—	—

Total distributions		(0.22)	(0.20)	(0.02)

Net asset value, end of period	$11.41		$13.22	$9.61

Total Return(d)
Based on net asset value	(12.22	)%(e)	39.90%	(3.73	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.11	%(g)	1.21%	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05	%(g)	0.05%	0.05	%(g)

Net investment income	2.22	%(g)	1.68%	1.05	%(g)

Supplemental Data
Net assets, end of period (000)	$114		$132	$96

Portfolio turnover rate		9%	8%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

76	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund (continued)
	Investor A

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$13.21		$9.61	$10.00

Net investment income(b)	0.10		0.17	0.02
Net realized and unrealized gain (loss)		(1.70)	3.61	(0.40)

Net increase (decrease) from investment operations		(1.60)	3.78	(0.38)

Distributions(c)
From net investment income		(0.13)	(0.18)	(0.01)
From net realized gain		(0.08)	—	—

Total distributions		(0.21)	(0.18)	(0.01)

Net asset value, end of period	$11.40		$13.21	$9.61

Total Return(d)
Based on net asset value	(12.31	)%(e)	39.49%	(3.76	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.36	%(g)	1.44%	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30	%(g)	0.30%	0.30	%(g)

Net investment income	1.67	%(g)	1.41%	0.81	%(g)

Supplemental Data
Net assets, end of period (000)	$268		$243	$96

Portfolio turnover rate		9%	8%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund (continued)
	Class K

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$13.22		$9.61	$10.00

Net investment income(b)	0.14		0.21	0.02
Net realized and unrealized gain (loss)		(1.73)	3.61	(0.39)

Net increase (decrease) from investment operations		(1.59)	3.82	(0.37)

Distributions(c)
From net investment income		(0.14)	(0.21)	(0.02)
From net realized gain		(0.08)	—	—

Total distributions		(0.22)	(0.21)	(0.02)

Net asset value, end of period	$11.41		$13.22	$9.61

Total Return(d)
Based on net asset value	(12.19	)%(e)	39.96%	(3.72	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.06	%(g)	1.16%	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—	%(g)	—%	—	%(g)

Net investment income	2.25	%(g)	1.74%	1.11	%(g)

Supplemental Data
Net assets, end of period (000)	$2,209		$2,379	$1,730

Portfolio turnover rate		9%	8%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

78	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund
	Institutional

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$13.25		$9.61	$10.00

Net investment income(b)	0.14		0.21	0.02
Net realized and unrealized gain (loss)		(1.74)	3.63	(0.39)

Net increase (decrease) from investment operations		(1.60)	3.84	(0.37)

Distributions(c)
From net investment income		(0.14)	(0.20)	(0.02)
From net realized gain		(0.11)	—	—

Total distributions		(0.25)	(0.20)	(0.02)

Net asset value, end of period	$11.40		$13.25	$9.61

Total Return(d)
Based on net asset value	(12.32	)%(e)	40.22%	(3.73	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.14	%(g)	1.22%	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05	%(g)	0.05%	0.05	%(g)

Net investment income	2.24	%(g)	1.69%	1.06	%(g)

Supplemental Data
Net assets, end of period (000)	$114		$133	$96

Portfolio turnover rate		8%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund (continued)
	Investor A

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$13.25		$9.60	$10.00

Net investment income(b)	0.12		0.18	0.02
Net realized and unrealized gain (loss)		(1.73)	3.65	(0.41)

Net increase (decrease) from investment operations		(1.61)	3.83	(0.39)

Distributions(c)
From net investment income		(0.13)	(0.18)	(0.01)
From net realized gain		(0.11)	—	—

Total distributions		(0.24)	(0.18)	(0.01)

Net asset value, end of period	$11.40		$13.25	$9.60

Total Return(d)
Based on net asset value	(12.42	)%(e)	40.05%	(3.86	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.39	%(g)	1.47%	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30	%(g)	0.30%	0.30	%(g)

Net investment income	1.95	%(g)	1.44%	0.81	%(g)

Supplemental Data
Net assets, end of period (000)	$152		$175	$96

Portfolio turnover rate		8%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

80	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund (continued)
	Class K

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$13.25		$9.61	$10.00

Net investment income(b)	0.14		0.21	0.02
Net realized and unrealized gain (loss)		(1.73)	3.64	(0.39)

Net increase (decrease) from investment operations		(1.59)	3.85	(0.37)

Distributions(c)
From net investment income		(0.15)	(0.21)	(0.02)
From net realized gain		(0.11)	—	—

Total distributions		(0.26)	(0.21)	(0.02)

Net asset value, end of period	$11.40		$13.25	$9.61

Total Return(d)
Based on net asset value	(12.30	)%(e)	40.29%	(3.72	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.09	%(g)	1.18%	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—	%(g)	—%	—	%(g)

Net investment income	2.29	%(g)	1.74%	1.11	%(g)

Supplemental Data
Net assets, end of period (000)	$2,111		$2,385	$1,729

Portfolio turnover rate		8%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund
	Institutional

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$13.25		$9.61	$10.00

Net investment income(b)	0.14		0.20	0.02
Net realized and unrealized gain (loss)		(1.75)	3.65	(0.39)

Net increase (decrease) from investment operations		(1.61)	3.85	(0.37)

Distributions(c)
From net investment income		(0.14)	(0.21)	(0.02)
From net realized gain		(0.07)	—	—

Total distributions		(0.21)	(0.21)	(0.02)

Net asset value, end of period	$11.43		$13.25	$9.61

Total Return(d)
Based on net asset value	(12.36	)%(e)	40.24%	(3.73	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.06	%(g)	1.19%	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05	%(g)	0.05%	0.05	%(g)

Net investment income	2.25	%(g)	1.66%	1.05	%(g)

Supplemental Data
Net assets, end of period (000)	$170		$196	$96

Portfolio turnover rate		12%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

82	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund (continued)
	Investor A

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$13.24		$9.60	$10.00

Net investment income(b)	0.13		0.18	0.02
Net realized and unrealized gain (loss)		(1.75)	3.64	(0.41)

Net increase (decrease) from investment operations		(1.62)	3.82	(0.39)

Distributions(c)
From net investment income		(0.13)	(0.18)	(0.01)
From net realized gain		(0.07)	—	—

Total distributions		(0.20)	(0.18)	(0.01)

Net asset value, end of period	$11.42		$13.24	$9.60

Total Return(d)
Based on net asset value	(12.47	)%(e)	40.02%	(3.86	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.31	%(g)	1.41%	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30	%(g)	0.30%	0.30	%(g)

Net investment income	2.01	%(g)	1.42%	0.81	%(g)

Supplemental Data
Net assets, end of period (000)	$212		$351	$96

Portfolio turnover rate		12%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund (continued)
	Class K

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$13.25		$9.61	$10.00

Net investment income(b)	0.14		0.21	0.02
Net realized and unrealized gain (loss)		(1.75)	3.64	(0.39)

Net increase (decrease) from investment operations		(1.61)	3.85	(0.37)

Distributions(c)
From net investment income		(0.14)	(0.21)	(0.02)
From net realized gain		(0.07)	—	—

Total distributions		(0.21)	(0.21)	(0.02)

Net asset value, end of period	$11.43		$13.25	$9.61

Total Return(d)
Based on net asset value	(12.34	)%(e)	40.30%	(3.72	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.01	%(g)	1.15%	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—	%(g)	—%	—	%(g)

Net investment income	2.27	%(g)	1.75%	1.11	%(g)

Supplemental Data
Net assets, end of period (000)	$2,167		$2,385	$1,729

Portfolio turnover rate		12%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

84	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund
	Institutional

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$13.25		$9.61	$10.00

Net investment income(b)	0.14		0.21	0.02
Net realized and unrealized gain (loss)		(1.74)	3.64	(0.39)

Net increase (decrease) from investment operations		(1.60)	3.85	(0.37)

Distributions(c)
From net investment income		(0.14)	(0.21)	(0.02)
From net realized gain		(0.11)	—	—

Total distributions		(0.25)	(0.21)	(0.02)

Net asset value, end of period	$11.40		$13.25	$9.61

Total Return(d)
Based on net asset value	(12.29	)%(e)	40.24%	(3.73	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.15	%(g)	1.22%	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05	%(g)	0.05%	0.05	%(g)

Net investment income	2.24	%(g)	1.70%	1.04	%(g)

Supplemental Data
Net assets, end of period (000)	$114		$132	$96

Portfolio turnover rate		8%	10%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund (continued)
	Investor A

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$13.24		$9.60	$10.00

Net investment income(b)	0.12		0.17	0.02
Net realized and unrealized gain (loss)		(1.72)	3.65	(0.41)

Net increase (decrease) from investment operations		(1.60)	3.82	(0.39)

Distributions(c)
From net investment income		(0.13)	(0.18)	(0.01)
From net realized gain		(0.11)	—	—

Total distributions		(0.24)	(0.18)	(0.01)

Net asset value, end of period	$11.40		$13.24	$9.60

Total Return(d)
Based on net asset value	(12.32	)%(e)	39.95%	(3.85	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.40	%(g)	1.47%	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30	%(g)	0.30%	0.30	%(g)

Net investment income	1.98	%(g)	1.43%	0.80	%(g)

Supplemental Data
Net assets, end of period (000)	$154		$155	$96

Portfolio turnover rate		8%	10%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

86	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund (continued)
	Class K

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$13.25		$9.61	$10.00

Net investment income(b)	0.14		0.21	0.02
Net realized and unrealized gain (loss)		(1.73)	3.64	(0.39)

Net increase (decrease) from investment operations		(1.59)	3.85	(0.37)

Distributions(c)
From net investment income		(0.15)	(0.21)	(0.02)
From net realized gain		(0.11)	—	—

Total distributions		(0.26)	(0.21)	(0.02)

Net asset value, end of period	$11.40		$13.25	$9.61

Total Return(d)
Based on net asset value	(12.27	)%(e)	40.31%	(3.72	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.10	%(g)	1.17%	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—	%(g)	—%	—	%(g)

Net investment income	2.29	%(g)	1.75%	1.10	%(g)

Supplemental Data
Net assets, end of period (000)	$2,066		$2,385	$1,729

Portfolio turnover rate		8%	10%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® ESG Index Retirement Fund	LifePath ESG Index Retirement Fund	Diversified
BlackRock LifePath® ESG Index 2025 Fund	LifePath ESG Index 2025 Fund	Diversified
BlackRock LifePath® ESG Index 2030 Fund	LifePath ESG Index 2030 Fund	Diversified
BlackRock LifePath® ESG Index 2035 Fund	LifePath ESG Index 2035 Fund	Diversified
BlackRock LifePath® ESG Index 2040 Fund	LifePath ESG Index 2040 Fund	Diversified
BlackRock LifePath® ESG Index 2045 Fund	LifePath ESG Index 2045 Fund	Diversified
BlackRock LifePath® ESG Index 2050 Fund	LifePath ESG Index 2050 Fund	Diversified
BlackRock LifePath® ESG Index 2055 Fund	LifePath ESG Index 2055 Fund	Diversified
BlackRock LifePath® ESG Index 2060 Fund	LifePath ESG Index 2060 Fund	Diversified
BlackRock LifePath® ESG Index 2065 Fund	LifePath ESG Index 2065 Fund	Diversified

The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.

Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared quarterly and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

88	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of each Fund (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan

N O T E S T O F I N A N C I A L S T A T E M E N T S	89

Notes to Financial Statements (unaudited) (continued)

and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received at Fair Value	(a)	Net Amount
LifePath ESG Index Retirement Fund
Barclays Bank PLC	$382,213	$(382,213)	$—		$—
BofA Securities, Inc.	94,681	(94,681)	—		—

	$476,894	$(476,894)	$—		$—

LifePath ESG Index 2025 Fund
Barclays Bank PLC	$626,826	$(626,826)	$—		$—
Barclays Capital, Inc.	154,953	(154,953)	—		—

	$781,779	$(781,779)	$—		$—

LifePath ESG Index 2030 Fund
Barclays Bank PLC	$941,460	$(941,460)	$—		$—
BNP Paribas SA	211,388	(211,388)	—		—

	$1,152,848	$(1,152,848)	$—		$—

LifePath ESG Index 2035 Fund
Barclays Bank PLC	$841,077	$(841,077)	$—		$—
BofA Securities, Inc.	123,568	(123,568)	—		—

	$964,645	$(964,645)	$—		$—

LifePath ESG Index 2040 Fund
Barclays Bank PLC	$1,097,650	$(1,097,650)	$—		$—

LifePath ESG Index 2045 Fund
Barclays Bank PLC	$943,265	$(943,265)	$—		$—
BofA Securities, Inc.	148,636	(148,636)	—		—
UBS Securities LLC	6,907	(6,907)	—		—

	$1,098,808	$(1,098,808)	$—		$—

LifePath ESG Index 2050 Fund
Barclays Bank PLC	$97,394	$(97,394)	$—		$—
BofA Securities, Inc.	158,990	(158,990)	—		—

	$256,384	$(256,384)	$—		$—

LifePath ESG Index 2055 Fund
Barclays Bank PLC	$226,890	$(226,890)	$—		$—
BofA Securities, Inc.	135,927	(135,927)	—		—

	$362,817	$(362,817)	$—		$—

LifePath ESG Index 2060 Fund
Barclays Bank PLC	$943,345	$(943,345)	$—		$—
UBS Securities LLC	174,819	(174,819)	—		—

	$1,118,164	$(1,118,164)	$—		$—

LifePath ESG Index 2065 Fund
Barclays Bank PLC	$863,035	$(863,035)	$—		$—
BofA Securities, Inc.	31,908	(31,908)	—		—

	$894,943	$(894,943)	$—		$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

90	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.

Service Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the six months ended April 30, 2022, the following table shows the class specific service fees borne directly by each share class of each Fund:

Fund Name	Investor A
LifePath ESG Index Retirement Fund	$160
LifePath ESG Index 2025 Fund	880
LifePath ESG Index 2030 Fund	1,486
LifePath ESG Index 2035 Fund	231
LifePath ESG Index 2040 Fund	222
LifePath ESG Index 2045 Fund	629
LifePath ESG Index 2050 Fund	322
LifePath ESG Index 2055 Fund	187
LifePath ESG Index 2060 Fund	425
LifePath ESG Index 2065 Fund	191

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL is entitled to receive for these administrative services an annual fee of 0.20% based on the average daily net assets of each Fund’s Institutional and Investor A Shares and 0.15% of the average daily net assets of each Fund’s Class K Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended April 30, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Total
LifePath ESG Index Retirement Fund	$105	$128	$1,448	$1,681
LifePath ESG Index 2025 Fund	111	704	1,477	2,292
LifePath ESG Index 2030 Fund	186	1,188	1,531	2,905
LifePath ESG Index 2035 Fund	141	185	1,579	1,905
LifePath ESG Index 2040 Fund	293	178	1,632	2,103
LifePath ESG Index 2045 Fund	124	503	1,679	2,306
LifePath ESG Index 2050 Fund	125	258	1,712	2,095
LifePath ESG Index 2055 Fund	125	149	1,722	1,996
LifePath ESG Index 2060 Fund	184	340	1,721	2,245
LifePath ESG Index 2065 Fund	125	153	1,690	1,968

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements (unaudited) (continued)

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended April 30, 2022, the Funds did not pay any amounts to affiliates in return for these services.

Expense Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2022, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath ESG Index Retirement Fund	$2
LifePath ESG Index 2025 Fund	2
LifePath ESG Index 2030 Fund	2
LifePath ESG Index 2035 Fund	2
LifePath ESG Index 2040 Fund	2
LifePath ESG Index 2045 Fund	3
LifePath ESG Index 2050 Fund	3
LifePath ESG Index 2055 Fund	2
LifePath ESG Index 2060 Fund	2
LifePath ESG Index 2065 Fund	1

The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2023. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2022, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath ESG Index Retirement Fund	$1,513
LifePath ESG Index 2025 Fund	2,088
LifePath ESG Index 2030 Fund	2,817
LifePath ESG Index 2035 Fund	2,141
LifePath ESG Index 2040 Fund	2,486
LifePath ESG Index 2045 Fund	2,852
LifePath ESG Index 2050 Fund	2,661
LifePath ESG Index 2055 Fund	2,567
LifePath ESG Index 2060 Fund	2,820
LifePath ESG Index 2065 Fund	2,530

The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of BAL and BFA have contractually agreed to reimburse the Funds or provide an offsetting credit for such Independent Expenses through June 30, 2032. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2022, the Funds waived the following amounts:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath ESG Index Retirement Fund	$11,360
LifePath ESG Index 2025 Fund	11,361
LifePath ESG Index 2030 Fund	11,363
LifePath ESG Index 2035 Fund	11,360
LifePath ESG Index 2040 Fund	11,361
LifePath ESG Index 2045 Fund	11,360
LifePath ESG Index 2050 Fund	11,361
LifePath ESG Index 2055 Fund	11,361
LifePath ESG Index 2060 Fund	11,361
LifePath ESG Index 2065 Fund	11,361

92	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended April 30, 2022, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts

LifePath ESG Index Retirement Fund	$309
LifePath ESG Index 2025 Fund	190
LifePath ESG Index 2030 Fund	217
LifePath ESG Index 2035 Fund	462
LifePath ESG Index 2040 Fund	415
LifePath ESG Index 2045 Fund	545
LifePath ESG Index 2050 Fund	350
LifePath ESG Index 2055 Fund	384
LifePath ESG Index 2060 Fund	410
LifePath ESG Index 2065 Fund	411

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended April 30, 2022, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

6.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments in the Underlying Funds, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales

LifePath ESG Index Retirement Fund	$243,791	$156,355
LifePath ESG Index 2025 Fund	316,791	191,659
LifePath ESG Index 2030 Fund	444,794	355,620
LifePath ESG Index 2035 Fund	234,082	177,154
LifePath ESG Index 2040 Fund	309,605	177,105
LifePath ESG Index 2045 Fund	544,945	242,542

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements (unaudited) (continued)

Fund Name	Purchases	Sales

LifePath ESG Index 2050 Fund	$475,840	$229,500
LifePath ESG Index 2055 Fund	282,338	207,995
LifePath ESG Index 2060 Fund	365,962	350,844
LifePath ESG Index 2065 Fund	220,180	198,783

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

LifePath ESG Index Retirement Fund	$2,641,178	$96,920	$(155,166)	$(58,246)
LifePath ESG Index 2025 Fund	3,521,400	148,691	(165,270)	(16,579)
LifePath ESG Index 2030 Fund	4,282,054	197,310	(147,671)	49,639
LifePath ESG Index 2035 Fund	3,174,213	199,768	(78,061)	121,707
LifePath ESG Index 2040 Fund	3,537,445	229,064	(55,131)	173,933
LifePath ESG Index 2045 Fund	3,677,945	243,370	(34,196)	209,174
LifePath ESG Index 2050 Fund	2,622,522	259,332	(17,333)	241,999
LifePath ESG Index 2055 Fund	2,510,174	266,903	(13,004)	253,899
LifePath ESG Index 2060 Fund	3,481,259	272,288	(14,387)	257,901
LifePath ESG Index 2065 Fund	3,027,736	271,444	(12,519)	258,925

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2022, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

94	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21
Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index Retirement Fund
Institutional
Shares sold	—	$—	—	$—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—

	—	$—	—	$—

Investor A
Shares sold	1,812	$18,400	1,560	$16,700
Shares issued in reinvestment of distributions	32	352	13	137
Shares redeemed	—	—	—	—

	1,844	$18,752	1,573	$16,837

Class K
Shares sold	8,580	$89,620	—	$—
Shares issued in reinvestment of distributions	9	89	—	—
Shares redeemed	(6)	(65)	—	—

	8,583	$89,644	—	$—

	10,427	$108,396	1,573	$16,837

N O T E S T O F I N A N C I A L S T A T E M E N T S	95

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/22		Year Ended 10/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2025 Fund
Institutional
Shares sold	6,041	$62,400	—	$—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—

	6,041	$62,400	—	$—

Investor A
Shares sold	5,113	$55,321	52,814	$571,202
Shares issued in reinvestment of distributions	635	7,238	507	5,612
Shares redeemed	(13)	(148)	(1,504)	(16,500)

	5,735	$62,411	51,817	$560,314

Class K
Shares sold	259	$2,775	—	$—
Shares issued in reinvestment of distributions	—	3	—	—
Shares redeemed	(2)	(18)	—	—

	257	$2,760	—	$—

	12,033	$127,571	51,817	$560,314

	Six Months Ended 04/30/22		Year Ended 10/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2030 Fund
Institutional
Shares sold	—	$—	11,214	$130,640
Shares issued in reinvestment of distributions	141	1,672	—	—
Shares redeemed	(11,355)	(127,477)	—	—

	(11,214)	$(125,805)	11,214	$130,640

Investor A
Shares sold	971	$11,300	94,061	$1,032,718
Shares issued in reinvestment of distributions	1,183	13,981	929	10,504
Shares redeemed	(1,420)	(17,032)	(357)	(4,229)

	734	$8,249	94,633	$1,038,993

Class K
Shares sold	1,477	$16,155	—	$—
Shares issued in reinvestment of distributions	—	2	—	—
Shares redeemed	—	(1)	—	—

	1,477	$16,156	—	$—

	(9,003)	$(101,400)	105,847	$1,169,633

	Six Months Ended 04/30/22		Year Ended 10/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2035 Fund
Institutional
Shares sold	—	$—	2,008	$23,461
Shares issued in reinvestment of distributions	45	543	19	222
Shares redeemed	—	—	—	—

	45	$543	2,027	$23,683

Investor A
Shares sold	3,489	$42,846	3,009	$34,061
Shares issued in reinvestment of distributions	125	1,527	24	287
Shares redeemed	(2)	(30)	—	—

	3,612	$44,343	3,033	$34,348

96	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/22		Year Ended 10/31/21

Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2035 Fund (continued)
Class K
Shares sold	3,067	$34,708	—	$—
Shares issued in reinvestment of distributions	2	22	—	—
Shares redeemed	(3)	(31)	—	—

	3,066	$34,699	—	$—

	6,723	$79,585	5,060	$58,031

	Six Months Ended 04/30/22		Year Ended 10/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2040 Fund
Institutional
Shares sold	1,254	$14,733	13,892	$174,199
Shares issued in reinvestment of distributions	279	3,517	40	493
Shares redeemed	(19)	(233)	(6)	(73)

	1,514	$18,017	13,926	$174,619

Investor A
Shares sold	2,319	$26,761	1,993	$24,591
Shares issued in reinvestment of distributions	80	1,007	36	420
Shares redeemed	(4)	(45)	—	—

	2,395	$27,723	2,029	$25,011

Class K
Shares sold	8,162	$95,316	—	$—
Shares issued in reinvestment of distributions	—	16	—	—
Shares redeemed	(5)	(55)	—	—

	8,157	$95,277	—	$—

	12,066	$141,017	15,955	$199,630

	Six Months Ended 04/30/22		Year Ended 10/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2045 Fund
Institutional
Shares sold	—	$—	1,112	$13,000
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	(1,112)	(13,000)

	—	$—	—	$—

Investor A
Shares sold	20,544	$261,402	19,991	$246,199
Shares issued in reinvestment of distributions	492	6,369	98	1,218
Shares redeemed	(998)	(12,963)	(2,142)	(26,948)

	20,038	$254,808	17,947	$220,469

Class K
Shares sold	4,332	$53,169	—	$—
Shares issued in reinvestment of distributions	4	52	—	—
Shares redeemed	(1,622)	(19,364)	—	—

	2,714	$33,857	—	$—

	22,752	$288,665	17,947	$220,469

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/22		Year Ended 10/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2050 Fund
Institutional
Shares sold	—	$—	146	$1,835
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	(146)	(1,835)

	—	$—	—	$—

Investor A
Shares sold	4,983	$64,704	8,358	$103,542
Shares issued in reinvestment of distributions	179	2,349	45	574
Shares redeemed	(14)	(184)	(6)	(74)

	5,148	$66,869	8,397	$104,042

Class K
Shares sold	15,078	$184,749	—	$—
Shares issued in reinvestment of distributions	9	113	—	—
Shares redeemed	(1,492)	(18,704)	—	—

	13,595	$166,158	—	$—

	18,743	$233,027	8,397	$104,042

	Six Months Ended 04/30/22		Year Ended 10/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2055 Fund
Institutional
Shares sold	—	$—	198	$2,417
Shares issued in reinvestment of distributions	—	—	2	17
Shares redeemed	—	—	(200)	(2,603)

	—	$—	—	$(169)

Investor A
Shares sold	1,945	$23,412	3,232	$41,836
Shares issued in reinvestment of distributions	26	345	10	129
Shares redeemed	(1,856)	(24,587)	(1)	(15)

	115	$(830)	3,241	$41,950

Class K
Shares sold	5,080	$65,006	—	$—
Shares issued in reinvestment of distributions	74	965	—	—
Shares redeemed	(69)	(854)	—	—

	5,085	$65,117	—	$—

	5,200	$64,287	3,241	$41,781

	Six Months Ended 04/30/22		Year Ended 10/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2060 Fund
Institutional
Shares sold	1,537	$18,984	4,812	$62,267
Shares issued in reinvestment of distributions	78	1,032	6	81
Shares redeemed	(1,527)	(19,218)	(2)	(27)

	88	$798	4,816	$62,321

Investor A
Shares sold	4,913	$62,022	16,450	$203,600
Shares issued in reinvestment of distributions	271	3,563	84	1,065
Shares redeemed	(13,169)	(163,180)	(12)	(153)

	(7,985)	$(97,595)	16,522	$204,512

98	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/22		Year Ended 10/31/21

Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2060 Fund (continued)
Class K
Shares sold	9,533	$118,703	—	$—
Shares issued in reinvestment of distributions	47	615	—	—
Shares redeemed	(7)	(83)	—	—

	9,573	$119,235	—	$—

	1,676	$22,438	21,338	$266,833

	Six Months Ended 04/30/22		Year Ended 10/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2065 Fund
Institutional
Shares sold	—	$—	61	$729
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	(61)	(765)

	—	$—	—	$(36)

Investor A
Shares sold	2,221	$27,719	2,584	$31,137
Shares issued in reinvestment of distributions	41	535	10	124
Shares redeemed	(474)	(5,856)	(859)	(10,689)

	1,788	$22,398	1,735	$20,572

Class K
Shares sold	1,213	$14,757	—	$—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	(2)	—	—

	1,213	$14,755	—	$—

	3,001	$37,153	1,735	$20,536

As of April 30, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Investor A	Class K	Total

LifePath ESG Index Retirement Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2025 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2030 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2035 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2040 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2045 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2050 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2055 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2060 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2065 Fund	10,000	10,000	180,000	200,000

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds III (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock LifePath® ESG Index Retirement Fund, BlackRock LifePath® ESG Index 2025 Fund, BlackRock LifePath® ESG Index 2030 Fund, BlackRock LifePath® ESG Index 2035 Fund, BlackRock LifePath® ESG Index 2040 Fund, BlackRock LifePath® ESG Index 2045 Fund, BlackRock LifePath® ESG Index 2050 Fund, BlackRock LifePath® ESG Index 2055 Fund, BlackRock LifePath® ESG Index 2060 Fund and BlackRock LifePath® ESG Index 2065 Fund (each, a “Fund” and collectively, the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 9-10, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

100	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

A D D I T I O N A L I N F O R M A T I O N	101

Additional Information  (continued)

BlackRock Privacy Principles (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

400 Howard Street

San Francisco, CA 94105

102	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	103

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPESG-04/22-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: June 23, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: June 23, 2022